UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  November 30, 2015

Date of reporting period:  November 30, 2015

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB BOND FUND
Managed Account Completion Shares (MACS)

PIA MBS BOND FUND
Managed Account Completion Shares (MACS)

Annual Report

November 30, 2015

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2014 through November 30, 2015 regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the fiscal year ended November 30, 2015, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-2.08%
PIA MBS Bond Fund	1.54%

As stated in the current prospectus, the PIA BBB Bond Fund’s gross expense ratio is 0.15% and the PIA MBS Bond Fund’s gross expense ratio and the net expense ratio are 0.30% and 0.16%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by each Fund through at least March 28, 2016 to the extent necessary to limit Total Annual Fund Operating Expenses for each Fund to 0.15% of average daily net assets.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the fiscal year ended November 30, 2015 was -2.08%.  This was lower than the -1.75% return of the Fund’s benchmark, the Barclays Capital U.S. Credit Baa Bond Index and in line with the Fund’s objective of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 170 different issuers.  The Barclays Capital U.S. Credit Baa Bond Index has over 500 issuers.  The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers.  In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark.  While the top 20 issuers in the Barclays Capital U.S. Credit Baa Bond Index are represented in the Fund, for the remainder issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity.  This will cause some modest variability in the returns of the Fund relative to those of its benchmark.  For the fiscal year ended November 30, 2015, the issuers represented in the Fund had on average a modestly lower performance than the ones that the Fund was not invested in, which contributed to the small underperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the fiscal year ended November 30, 2015 of 1.54% was modestly lower than the return of 1.71% of its benchmark, the Barclays Capital U.S. MBS Fixed Rate Index.  The Fund has a broad diversification of coupons and mortgage sectors.  The Fund’s shorter duration structure, due to its emphasis on higher coupon fixed rate securities, was a positive for the return relative to the benchmark, as interest rates at the intermediate part of the curve rose and the yield curve flattened during the period.  The Fund was overweighted in the 30 year Fannie Mae and Freddie Mac mortgage-backed securities (“MBS”) sector, and was underweighted in the 30 year Ginnie Mae MBS sector due to the better risk-adjusted yield of Fannie Mae and Freddie Macs, which was a positive factor for returns, as both sectors produced better excess returns than Ginnie Mae securities for the period.  The use of dollar rolls for selective coupons that offered attractive breakeven rates modestly added to returns.  The Fund had an allocation to

PIA Funds

non-agency AAA and AA rated floating rate securities with shorter durations that outperformed the returns of the longer duration securities in the benchmark.  We expect these securities to add value to the Fund during a period of rising interest rates, as their coupons adjust higher.  The higher than expected prepayments for some of the pools in the Fund was the main reason for the Fund’s lower return relative to the benchmark.

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 2.0% for the third quarter of 2015, lower than the 3.9% during the second quarter of 2015.  With the unemployment rate at 5.0% and inflation under control, aided by the decline in oil prices, the U.S. Federal Reserve Board maintained its easier monetary policy by keeping the federal funds rate close to zero.  Inflation, as measured by the Consumer Price Index, was 0.5% year over year as of November 2015.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasury bonds rose by 46, 16 and 8 basis points (“bps”), respectively, from November 30, 2014 to November 30, 2015.  Inflation being under control, as well as the decline in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the modest flattening of the yield curve.

Spreads on BBB rated bonds over Treasuries increased during the period from 164 bps to 214 bps.  Option adjusted spreads on fixed rate agency mortgage-backed securities fell from 29 bps to 23 bps, as their average life increased from 6.7 years to 6.9 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal year ended November 30, 2015.  We look forward to reporting to you again with the semi-annual report dated May 31, 2016.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (“GNMA”), Fannie Mae (“FNMA”) and Freddie Mac (“FHLMC”).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates.  The yield curve can be used as a benchmark for other debt in the market and can also be used to predict changes in economic output and growth.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Barclays Capital U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	-2.08%	4.43%	5.73%
Barclays Capital U.S. Credit Baa Bond Index	-1.75%	4.73%	6.06%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Credit Baa Bond Index includes both corporate and non-corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government.  The securities must be rated Baa/BBB by at least two of the following ratings agencies: Moody’s, S&P, and Fitch.  If only two of the three agencies rate a security, the lower rating is used to determine index eligibility.  If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Barclays Capital U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	Since Inception
PIA MBS Bond Fund	1.54%	2.71%	4.57%
Barclays Capital U.S. MBS Fixed Rate Index	1.71%	2.87%	4.71%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, February 28, 2006.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2015
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/15 – 11/30/15).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has voluntarily agreed to pay each Fund’s operating expenses in order to limit total expenses to 0.15% of the Fund’s average daily net assets through at least March 28, 2016.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/15	Value 11/30/15	Period 6/1/15 – 11/30/15*

PIA BBB Bond Fund
Actual	$1,000.00	$ 972.30	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.76

PIA MBS Bond Fund
Actual	$1,000.00	$1,002.20	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.76

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund was 0.15% and 0.15%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2015
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2015
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015

Principal Amount		Value

CORPORATE BONDS 85.2%

Agricultural Chemicals 0.4%
	Mosaic Co.
$785,000	3.75%, due 11/15/21	$792,105

Agriculture 0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	644,298

Auto Parts 1.4%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,207,074
	Autozone, Inc.
600,000	3.125%, due 7/15/23	592,323
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21	1,289,298
		3,088,695

Autos 1.8%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	846,584
	Ford Motor Credit Co. LLC
1,200,000	1.50%, due 1/17/17	1,196,155
1,000,000	5.00%, due 5/15/18	1,056,128
600,000	5.875%, due 8/2/21	674,821
	General Motors Co.
400,000	5.20%, due 4/1/45	382,550
		4,156,238

Banks 4.1%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19	399,844
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	769,114
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,088,134
	Capital One N.A.
1,000,000	2.35%, due 8/17/18	1,001,013
	Citigroup, Inc.
1,000,000	3.50%, due 5/15/23	988,747
700,000	5.30%, due 5/6/44	737,640
	Credit Suisse Group
700,000	5.40%, due 1/14/20	775,706
	Discover Bank
700,000	3.20%, due 8/9/21	694,108
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18	984,227
225,000	8.25%, due 3/1/38	326,475
	First Tennessee Bank
500,000	2.95%, due 12/1/19	498,428
	KeyCorp
900,000	5.10%, due 3/24/21	992,846
		9,256,282

Biotechnology 2.3%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21	1,602,875
900,000	5.15%, due 11/15/41	915,013
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18	1,230,262
	Celgene Corp.
800,000	2.875%, due 8/15/20	804,280
800,000	4.675%, due 5/15/44	752,129
		5,304,559

Broker 2.7%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17	835,545
950,000	6.75%, due 10/1/37	1,142,222
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17	1,063,358
1,050,000	6.11%, due 1/29/37	1,213,283
	Morgan Stanley
900,000	4.875%, due 11/1/22	974,632
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	809,247
		6,038,287

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Building Materials 0.3%
	Owens Corning Inc.
$775,000	4.20%, due 12/15/22	$782,609

Cable/Satellite 1.0%
	Direct TV Holdings
700,000	1.75%, due 1/15/18	699,034
685,000	5.00%, due 3/1/21	748,707
700,000	6.00%, due 8/15/40	734,768
		2,182,509
Chemicals 2.2%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23	756,775
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25	852,096
	Dow Chemical Co.
666,000	4.25%, due 11/15/20	711,339
865,000	7.375%, due 11/1/29	1,087,510
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17	909,226
	RPM International, Inc.
500,000	6.125%, due 10/15/19	552,939
		4,869,885

Commercial Finance 0.3%
	Air Lease Corp.
700,000	3.875%, due 4/1/21	708,750

Communications 1.1%
	Telefonica Emisiones SAU
1,735,000	5.46%, due 2/16/21	1,955,031
475,000	7.05%, due 6/20/36	577,704
		2,532,735

Communications Equipment 0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40	548,403
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20	810,158
		1,358,561
Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	503,823

Diversified Manufacturing 0.3%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	624,657

Drugs and Druggists’ Sundries
Merchant Wholesalers 1.1%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20	711,240
850,000	3.45%, due 3/15/22	860,718
800,000	4.75%, due 3/15/45	800,722
		2,372,680

Electric Utilities 3.8%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	466,169
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18	1,401,921
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,100,053
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	865,934
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	788,098
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22	1,043,384
400,000	5.25%, due 2/15/43	432,988
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21	1,236,485
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	737,656
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	600,204
		8,672,892

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Exploration & Production 0.8%
	Apache Corp.
$700,000	3.25%, due 4/15/22	$690,857
	Continental Resources, Inc.
700,000	4.50%, due 4/15/23	610,255
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	505,920
		1,807,032

Finance 0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	964,161

Finance – Credit Cards 0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)	1,578,481

Financial Services 0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	510,682
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	702,649
		1,213,331

Food 2.9%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28	1,548,334
	Kellogg Co.
1,200,000	3.25%, due 5/21/18	1,239,612
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17	1,709,732
	Kroger Co.
780,000	6.15%, due 1/15/20	885,504
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19	1,207,242
		6,590,424

Food and Beverage 0.2%
	Mead Johnson Nutrition Co.
500,000	3.00%, due 11/15/20	500,338

Gas Pipelines 0.5%
	Plains All American
	Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,176,215

Health and Personal Care Stores 1.2%
	CVS Health Corp.
668,000	5.75%, due 6/1/17	711,136
700,000	2.80%, due 7/20/20	710,607
700,000	3.875%, due 7/20/25	719,153
500,000	5.125%, due 7/20/45	534,829
		2,675,725

Health Care 1.1%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19	501,973
	Humana, Inc.
955,000	7.20%, due 6/15/18	1,075,537
	Laboratory Corporation
	of America Holdings
1,000,000	2.20%, due 8/23/17	1,005,607
		2,583,117

Health Care Facilities and Services 0.7%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21	869,286
	McKesson Corp.
800,000	4.883%, due 3/15/44	813,158
		1,682,444

Information Technology 1.3%
	Hewlett Packard Co.
800,000	4.65%, due 12/9/21	807,562
	HP Enterprise Co.
700,000	3.60%, due 10/15/20 (d)	706,621
700,000	4.90%, due 10/15/25 (d)	692,202
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	788,167
		2,994,552

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Insurance 4.4%
	American International
	Group, Inc.
$1,050,000	4.875%, due 6/1/22	$1,146,853
100,000	6.25%, due 3/15/87	109,500
	Aon Corp.
600,000	5.00%, due 9/30/20	660,253
	AXA SA
500,000	8.60%, due 12/15/30	693,750
	CIGNA Corp.
315,000	6.15%, due 11/15/36	364,435
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,371,505
105,000	3.50%, due 4/15/23	101,034
	Hartford Financial
	Services Group
1,350,000	5.125%, due 4/15/22	1,495,372
	Markel Corp.
20,000	4.90%, due 7/1/22	21,623
	Metlife, Inc.
855,000	6.40%, due 12/15/66	943,706
	Protective Life Corp.
350,000	7.375%, due 10/15/19	409,613
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37	1,348,622
	Unum Group
700,000	5.625%, due 9/15/20	775,940
	Wellpoint, Inc.
600,000	4.65%, due 8/15/44	579,352
		10,021,558

Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	621,841

Machinery 0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	882,078

Manufacturing 0.9%
	Boston Scientific Corp.
985,000	2.85%, due 5/15/20	982,391
1,000,000	4.125%, due 10/1/23	1,017,559
		1,999,950

Media 4.1%
	CBS Corp.
1,220,000	5.75%, due 4/15/20	1,366,412
	Discover Communications LLC
500,000	3.30%, due 5/15/22	484,616
	Expedia, Inc.
800,000	5.95%, due 8/15/20	887,739
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	405,480
	Time Warner Cable, Inc.
900,000	5.85%, due 5/1/17	944,434
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	977,655
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	518,920
1,965,000	7.625%, due 4/15/31	2,478,262
	Viacom Inc.
700,000	3.875%, due 4/1/24	667,871
610,000	4.375%, due 3/15/43	451,331
		9,182,720

Medical Equipment 0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17	160,958

Medical Equipment and
Supplies Manufacturing 0.4%
	Becton Dickinson & Co.
800,000	4.685%, due 12/15/44	815,140

Metals 0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	672,661

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Metals and Mining 0.7%
	Freeport-McMoRan Inc.
$900,000	3.875%, due 3/15/23	$609,750
	Goldcorp Inc.
500,000	3.70%, due 3/15/23	474,847
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	474,236
		1,558,833

Metalworking Machinery 0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,136,654

Mining 1.0%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	594,971
	Vale Overseas Limited
560,000	6.25%, due 1/23/17	570,479
700,000	4.375%, due 1/11/22	584,996
700,000	6.875%, due 11/21/36	520,247
		2,270,693

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.2%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43	512,909

Newspaper, Periodical, Book, and
Directory Publishers 0.7%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34	1,694,146

Nondepository Credit Intermediation 0.6%
	General Motors
	Financial Co., Inc.
800,000	3.15%, due 1/15/20	794,402
600,000	4.00%, due 1/15/25	580,168
		1,374,570

Office Equipment 0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17	947,998

Oil and Gas 7.4%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36	990,225
	Cameron International Corp.
700,000	6.375%, due 7/15/18	763,296
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	816,353
	Encana Corp.
450,000	3.90%, due 11/15/21	420,212
750,000	6.50%, due 8/15/34	675,742
	Enterprise Products
	Operating LLC
1,850,000	4.85%, due 8/15/42	1,637,557
	Hess Corp.
575,000	8.125%, due 2/15/19	663,702
800,000	5.60%, due 2/15/41	784,880
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19	550,628
750,000	3.95%, due 9/1/22	658,393
1,270,000	5.80%, due 3/15/35	1,040,974
700,000	5.55%, due 6/1/45	535,128
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17	1,114,304
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18	1,590,345
1,150,000	6.625%, due 6/15/35	1,127,230
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	735,875
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	400,856
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22	1,024,979
	Talisman Energy
685,000	6.25%, due 2/1/38	562,930
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	710,974
		16,804,583

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Other Telecommunications 2.5%
	AT&T, Inc.
$1,500,000	3.00%, due 2/15/22	$1,484,961
600,000	3.40%, due 5/15/25	583,431
1,200,000	4.50%, due 5/15/35	1,129,736
2,500,000	4.80%, due 6/15/44	2,348,750
		5,546,878

Paper 1.1%
	International Paper Co.
742,000	4.75%, due 2/15/22	804,217
700,000	6.00%, due 11/15/41	751,146
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	977,119
		2,532,482

Pharmaceuticals 1.8%
	AbbVie, Inc.
950,000	1.75%, due 11/6/17	953,752
1,000,000	3.60%, due 5/14/25	992,824
800,000	4.40%, due 11/6/42	747,010
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23	493,666
	Watson Pharmaceuticals, Inc.
775,000	1.875%, due 10/1/17	776,548
		3,963,800

Pipeline Transportation of Crude Oil 0.4%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	454,877
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	452,337
		907,214

Pipeline Transportation of Natural Gas 0.6%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22	438,740
800,000	3.90%, due 1/15/25	657,452
500,000	5.10%, due 9/15/45	361,337
		1,457,529

Pipelines 2.6%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,012,642
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	612,837
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	678,731
1,000,000	7.60%, due 2/1/24	1,126,109
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,026,174
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17	768,033
	Williams Companies, Inc.
600,000	7.50%, due 1/15/31	557,886
		5,782,412

Railroad 0.6%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	659,783
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	715,752
		1,375,535

Real Estate 0.3%
	AvalonBay Communities Inc.
700,000	3.45%, due 6/1/25	697,191

Real Estate Investment Trusts 2.8%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21	1,481,631
	Health Care Property
	Investors, Inc.
850,000	6.00%, due 1/30/17	890,281
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,142,911
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	643,363
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,596,952
500,000	3.75%, due 5/1/24	492,800
		6,247,938

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Retail 1.4%
	Gap, Inc.
$1,000,000	5.95%, due 4/12/21	$1,048,918
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	739,460
400,000	6.70%, due 7/15/34	441,834
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	918,768
		3,148,980

Scientific Instruments 0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	923,605

Software 1.4%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	706,080
600,000	3.85%, due 6/1/25	606,506
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22	1,777,500
		3,090,086

Technology 0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17	710,316

Telecommunications 1.9%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,466,610
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (c)	1,258,753
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (c)	484,946
	France Telecom SA
575,000	5.375%, due 1/13/42	629,115
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	458,458
		4,297,882

Tobacco 0.5%
	Altria Group, Inc.
1,100,000	5.375%, due 1/31/44	1,183,957

Tobacco Manufacturing 0.5%
	Reynolds American, Inc.
1,200,000	3.75%, due 5/20/23 (d)	1,213,006

Toys and Games 0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	824,886

Transportation 1.6%
	Burlington Northern Santa Fe
475,000	4.70%, due 10/1/19	517,278
1,285,000	6.15%, due 5/1/37	1,525,761
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,664,068
		3,707,107

Transportation and Logistics 0.5%
	Fedex Corp.
1,000,000	4.00%, due 1/15/24	1,050,800

Travel and Lodging 0.3%
	Starwood Hotels &
	Resorts Worldwide
600,000	3.75%, due 3/15/25	590,677

Utilities 0.5%
	MidAmerican Energy Holdings
500,000	6.125%, due 4/1/36	593,722
	PSEG Power LLC
500,000	4.30%, due 11/15/23	501,882
		1,095,604

Utilities – Gas 0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	706,842

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Waste and Environment
Services and Equipment 0.3%
	Waste Management, Inc.
$700,000	3.125%, due 3/1/25	$683,133

Waste Disposal 0.7%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20	1,589,489

Wired Telecommunications Carriers 4.2%
	Verizon Communications, Inc.
2,112,000	2.625%, due 2/21/20	2,135,948
2,200,000	5.15%, due 9/15/23	2,463,235
3,950,000	6.55%, due 9/15/43	4,779,725
		9,378,908
Wireless Telecommunications Services 0.7%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23	1,537,475

Total Corporate Bonds
(cost $193,196,086)		192,556,409

SOVEREIGN BONDS 10.5%
	Federal Republic of Brazil
550,000	6.00%, due 1/17/17	570,625
500,000	4.875%, due 1/22/21	485,250
2,040,000	7.125%, due 1/20/37	1,953,300
	Republic of Colombia
1,000,000	7.375%, due 3/18/19	1,133,500
890,000	7.375%, due 9/18/37	1,025,725
	Republic of Italy
1,100,000	5.375%, due 6/12/17	1,163,240
1,050,000	6.875%, due 9/27/23	1,307,445
	Republic of Panama
200,000	5.20%, due 1/30/20	217,250
750,000	6.70%, due 1/26/36	913,125
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,249,500
	Republic of Philippines
950,000	6.50%, due 1/20/20	1,115,987
2,125,000	5.00%, due 1/13/37	2,509,625
	Republic Of Turkey
1,300,000	7.50%, due 7/14/17	1,400,383
1,500,000	5.125%, due 3/25/22	1,558,350
1,950,000	6.00%, due 1/14/41	1,997,775
	Republic of Uruguay
209,742	8.00%, due 11/18/22	262,178
	United Mexican States
700,000	5.625%, due 1/15/17	733,600
1,684,000	3.625%, due 3/15/22	1,705,050
2,490,000	4.75%, due 3/8/44	2,346,825
		23,648,733
Total Sovereign Bonds
(cost $25,551,150)		23,648,733

U.S. GOVERNMENT
INSTRUMENTALITIES 2.5%
	U.S. Treasury Notes
2,200,000	2.125%, due 5/15/25	2,181,610
3,600,000	2.875%, due 5/15/43	3,519,353
		5,700,963

Total U.S. Government Instrumentalities
(cost $5,821,809)		5,700,963

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Shares		Value

SHORT-TERM INVESTMENTS 0.6%
1,278,599	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.02% (b)	$1,278,599

Total Short-Term Investments
(cost $1,278,599)		1,278,599

Total Investments
(cost $225,847,644)	98.8%	223,184,704
Other Assets less Liabilities	1.2%	2,761,489
TOTAL NET ASSETS	100.0%	$225,946,193

(a)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2015.
(b)	Rate shown is the 7-day annualized yield as of November 30, 2015.
(c)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2015.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2015, the value of these investments was $2,611,829 or 1.2% of total net assets.

Country Allocation
Country	% of Net Assets
United States	79.8%
Mexico	3.8%
Turkey	2.2%
Brazil	2.1%
United Kingdom	1.9%
Philippines	1.6%
Canada	1.2%
Spain	1.1%
Italy	1.1%
Luxembourg	1.0%
Colombia	1.0%
France	0.6%
Peru	0.6%
Panama	0.5%
Ireland	0.5%
Japan	0.4%
Switzerland	0.3%
Netherlands	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2015

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 100.1%

Commercial Mortgage-Backed Securities 2.2%
	Aventura Mall Trust
$800,000	3.74%, due 12/7/32, Series
	2013-AVM, Class A (a) (d)	$845,887
	Hilton USA Trust
1,300,000	2.66%, due 11/7/30, Series
	2013-HLT, Class AFX (d)	1,300,794
		2,146,681

Residential Mortgage-Backed Securities 7.1%
	American Residential Property Trust
1,000,000	1.95%, due 9/17/31, Series
	2014-SFR1, Class B (a) (d)	984,357
	Colony American Homes
2,888,900	1.40%, due 5/17/31, Series
	2014-1A, Class A (a) (d)	2,845,406
	Invitation Homes Trust
3,000,000	1.70%, due 6/17/31, Series
	2014-SFR1, Class B (a) (d)	2,951,366
		6,781,129

U.S. Government Agencies 90.8%
	FHLMC Pool
27,192	4.50%, due 5/1/20, #G18052	28,341
26,672	4.50%, due 3/1/21, #G18119	28,120
24,885	5.00%, due 3/1/21, #G18105	26,658
131,210	4.50%, due 5/1/21, #J01723	135,856
22,865	6.00%, due 6/1/21, #G18124	24,765
70,070	4.50%, due 9/1/21, #G12378	73,872
22,499	5.00%, due 11/1/21, #G18160	24,158
17,659	5.00%, due 2/1/22, #G12522	18,919
19,986	5.00%, due 2/1/22, #J04411	20,689
72,095	5.50%, due 3/1/22, #G12577	78,099
21,925	5.00%, due 7/1/22, #J05243	22,733
535,713	4.00%, due 3/1/26, #J14785	571,262
1,446,213	3.00%, due 11/1/26, #G18409	1,499,555
537,591	3.00%, due 6/1/27, #G14497	557,430
874,414	3.00%, due 12/1/29, #G18534	905,993
14,308	5.50%, due 5/1/35, #B31639	15,888
175,844	5.00%, due 8/1/35, #A36351	193,923
40,687	4.50%, due 9/1/35, #A37616	43,919
166,495	4.50%, due 10/1/35, #A37869	179,721
71,452	4.50%, due 10/1/35, #A38023	77,128
49,958	4.50%, due 10/1/35, #G01890	54,011
89,387	5.00%, due 10/1/35, #G01940	98,604
112,720	6.00%, due 1/1/36, #A42208	127,124
16,714	7.00%, due 1/1/36, #G02048	20,304
125,176	5.50%, due 2/1/36, #G02031	139,717
90,573	7.00%, due 8/1/36, #G08148	105,533
308,846	6.50%, due 9/1/36, #A54908	365,370
126,053	6.50%, due 11/1/36, #A54094	151,270
71,486	5.50%, due 2/1/37, #A57840	79,737
127,016	5.00%, due 5/1/37, #A60268	139,242
102,184	5.00%, due 6/1/37, #G03094	112,109
206,756	5.50%, due 6/1/37, #A61982	229,554
376,408	6.00%, due 6/1/37, #A62176	426,939
299,906	6.00%, due 6/1/37, #A62444	342,253
76,432	5.00%, due 7/1/37, #A63187	83,932
154,974	5.50%, due 8/1/37, #G03156	173,335
33,541	6.50%, due 8/1/37, #A70413	38,273
11,663	7.00%, due 8/1/37, #A70079	13,355
9,686	7.00%, due 9/1/37, #A65335	10,443
19,245	7.00%, due 9/1/37, #A65670	21,040
6,554	7.00%, due 9/1/37, #A65941	7,085
2,678	7.00%, due 9/1/37, #A66041	2,889
66,170	7.00%, due 9/1/37, #G03207	80,780
11,497	6.50%, due 11/1/37, #A68726	13,117
141,310	5.00%, due 2/1/38, #A73370	154,767
6,886	5.00%, due 2/1/38, #G03836	7,556
13,141	5.00%, due 3/1/38, #A73704	14,392
140,648	5.00%, due 4/1/38, #A76335	154,136
56,758	5.50%, due 4/1/38, #G04121	63,461
8,807	5.00%, due 5/1/38, #A77463	9,650
27,463	5.50%, due 5/1/38, #A77265	30,522
59,080	5.50%, due 5/1/38, #G04215	66,003
35,391	5.00%, due 6/1/38, #A77986	38,789

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

U.S. Government Agencies 90.8% (continued)
	FHLMC Pool (continued)
$13,371	5.00%, due 6/1/38, #G04522	$14,656
13,377	5.00%, due 7/1/38, #A79197	14,648
79,389	4.50%, due 9/1/38, #G04773	85,749
19,689	5.00%, due 9/1/38, #G04690	21,588
345,377	5.00%, due 10/1/38, #G04832	378,661
5,238	5.00%, due 11/1/38, #A82849	5,739
19,968	5.00%, due 12/1/38, #G05683	21,891
202,630	5.00%, due 2/1/39, #G05507	222,198
35,114	4.50%, due 4/1/39, #A85612	37,956
93,038	5.00%, due 5/1/39, #G08345	101,976
103,454	4.50%, due 9/1/39, #A88357	111,825
31,903	5.00%, due 9/1/39, #G05904	34,976
171,178	4.50%, due 11/1/39, #G05748	184,874
146,164	4.50%, due 12/1/39, #A90175	157,940
43,983	4.50%, due 4/1/40, #C03464	47,543
118,187	4.50%, due 5/1/40, #A92269	127,725
654,998	4.50%, due 5/1/40, #G06047	708,004
395,655	4.50%, due 6/1/40, #A92533	427,666
67,335	4.50%, due 6/1/40, #A92594	72,684
16,309	4.50%, due 8/1/40, #A93437	17,762
617,623	4.50%, due 8/1/40, #A93505	667,594
1,812,844	3.50%, due 1/1/41, #A96409	1,879,884
219,004	4.50%, due 1/1/41, #A96176	237,424
63,683	4.50%, due 2/1/41, #A97013	68,764
43,072	4.50%, due 4/1/41, #Q00285	46,564
636,337	4.50%, due 9/1/41, #C03701	687,961
125,437	3.50%, due 10/1/41, #Q04087	130,210
56,514	4.50%, due 11/1/41, #Q04699	61,109
168,312	3.50%, due 1/1/42, #Q05410	174,756
653,221	3.50%, due 2/1/42, #Q05996	678,245
398,568	3.50%, due 3/1/42, #G08479	413,815
1,640,451	3.50%, due 4/1/42, #Q07654	1,703,295
1,107,446	3.50%, due 5/1/42, #G08491	1,149,829
1,870,952	3.50%, due 6/1/42, #C09000	1,942,442
1,671,067	3.50%, due 6/1/42, #Q08641	1,734,888
15,866	3.50%, due 6/1/42, #Q08998	16,472
46,204	3.50%, due 7/1/42, #C09004	47,970
603,850	3.50%, due 8/1/42, #Q10324	626,986
57,278	3.00%, due 4/1/43, #V80025	57,603
292,808	3.00%, due 5/1/43, #Q18436	294,363
174,183	3.00%, due 6/1/43, #Q19697	175,113
655,777	3.50%, due 6/1/43, #V80161	679,775
21,417	3.50%, due 7/1/43, #Q19628	22,183
729,621	3.50%, due 7/1/43, #Q19914	758,700
636,053	3.00%, due 8/1/43, #G08540	639,413
351,813	3.00%, due 8/1/43, #Q20559	353,671
196,169	3.00%, due 8/1/43, #Q21026	197,167
765,458	3.50%, due 8/1/43, #Q21351	794,127
236,709	3.50%, due 8/1/43, #Q21435	245,104
100,141	3.50%, due 9/1/43, #G08545	103,741
735,393	3.50%, due 2/1/44, #Q24712	761,070
2,559,102	4.00%, due 8/1/44, #G08601	2,715,100
1,465,192	3.00%, due 3/1/45, #G08631	1,471,368
1,955,036	3.00%, due 5/1/45, #G08640	1,963,303
931,265	3.00%, due 5/1/45, #Q33337	935,402
	FHLMC TBA (b)
2,000,000	3.50%, due 12/15/41	2,067,655
	FNMA Pool
13,858	4.50%, due 10/1/20, #842732	14,480
69,302	3.00%, due 12/1/20, #MA0605	71,828
28,736	4.50%, due 12/1/20, #813954	30,074
4,253	4.50%, due 2/1/21, #845437	4,403
25,685	5.00%, due 2/1/21, #865191	26,900
11,429	5.00%, due 5/1/21, #879112	12,054
66,959	4.50%, due 7/1/21, #845515	69,980
1,249,262	3.00%, due 8/1/21, #AL0579	1,295,392
42,739	5.50%, due 10/1/21, #905090	44,459
128,204	3.00%, due 1/1/22, #MA0957	132,966
20,599	5.00%, due 2/1/22, #900946	21,932
70,414	6.00%, due 2/1/22, #912522	77,380
63,615	5.00%, due 6/1/22, #937709	66,856
29,574	5.00%, due 7/1/22, #938033	31,771
61,375	5.00%, due 7/1/22, #944887	63,702
268,156	5.50%, due 7/1/22, #905040	287,756

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

U.S. Government Agencies 90.8% (continued)
	FNMA Pool (continued)
$7,600	4.00%, due 7/1/25, #AE1318	$7,968
10,457	4.00%, due 10/1/25, #AE1601	10,996
467,070	4.00%, due 12/1/25, #AH6058	494,102
305,887	4.00%, due 1/1/26, #AH3925	321,651
11,720	4.00%, due 1/1/26, #MA0624	12,446
43,535	4.00%, due 3/1/26, #AH8485	46,323
540,865	4.00%, due 5/1/26, #AH8174	575,530
58,777	3.00%, due 10/1/26, #AJ0049	61,084
23,614	3.00%, due 10/1/26, #AJ5474	24,537
79,993	3.00%, due 2/1/27, #AK4047	83,123
188,334	3.00%, due 4/1/27, #AB4997	195,795
639,347	3.00%, due 9/1/27, #AQ0333	664,700
86,476	4.50%, due 4/1/29, #MA0022	93,499
3,231	7.00%, due 8/1/32, #650101	3,844
45,221	4.50%, due 3/1/35, #814433	49,140
45,600	4.50%, due 4/1/35, #735396	49,620
21,075	4.50%, due 5/1/35, #822854	22,914
35,425	4.50%, due 7/1/35, #826584	38,409
4,039	5.00%, due 7/1/35, #833958	4,457
26,365	7.00%, due 7/1/35, #826251	29,807
39,256	4.50%, due 8/1/35, #835751	42,641
28,276	7.00%, due 9/1/35, #842290	32,894
15,078	4.50%, due 11/1/35, #256032	16,328
23,382	5.00%, due 12/1/35, #852482	25,834
9,868	7.00%, due 2/1/36, #865190	11,869
263,438	5.00%, due 5/1/36, #745515	291,251
6,735	5.00%, due 7/1/36, #888789	7,454
19,161	6.50%, due 7/1/36, #897100	22,794
13,394	7.00%, due 7/1/36, #887793	13,950
18,815	6.00%, due 8/1/36, #892925	21,508
60,642	6.50%, due 8/1/36, #878187	69,560
68,574	5.00%, due 9/1/36, #893621	75,820
77,705	5.50%, due 10/1/36, #831845	87,903
31,871	5.50%, due 10/1/36, #893087	35,932
22,470	6.00%, due 10/1/36, #897174	25,454
37,670	5.50%, due 12/1/36, #256513	42,080
1,643	6.50%, due 12/1/36, #920162	1,884
38,317	7.00%, due 1/1/37, #256567	45,537
94,019	5.50%, due 2/1/37, #256597	105,455
46,538	6.00%, due 2/1/37, #909357	52,797
1,431	7.00%, due 2/1/37, #915904	1,460
82,783	5.00%, due 3/1/37, #913007	91,309
66,238	5.50%, due 3/1/37, #256636	74,132
3,753	5.00%, due 4/1/37, #914599	4,139
215,486	5.50%, due 6/1/37, #918554	240,684
52,612	5.50%, due 6/1/37, #918705	58,873
292,141	6.00%, due 6/1/37, #888413	331,614
202,002	6.00%, due 6/1/37, #917129	229,354
32,161	7.00%, due 6/1/37, #256774	38,679
42,450	7.00%, due 6/1/37, #940234	49,484
24,881	5.00%, due 7/1/37, #944534	27,444
115,253	5.50%, due 10/1/37, #954939	129,266
37,854	6.00%, due 12/1/37, #965488	42,880
166,197	5.50%, due 2/1/38, #961691	186,308
64,420	5.00%, due 1/1/39, #AA0835	71,055
18,550	5.00%, due 1/1/39, #AA0840	20,463
879	5.00%, due 1/1/39, #AA0862	969
3,064	5.00%, due 3/1/39, #AA4461	3,379
104,084	5.00%, due 3/1/39, #930635	114,828
2,843	5.00%, due 3/1/39, #930760	3,136
13,727	5.00%, due 3/1/39, #995948	15,140
16,499	4.00%, due 4/1/39, #AA0777	17,518
56,800	4.50%, due 4/1/39, #AA4590	61,412
121,139	5.00%, due 4/1/39, #930871	133,732
83,487	5.00%, due 4/1/39, #930992	92,084
67,121	5.00%, due 4/1/39, #995930	74,034
245,741	4.50%, due 6/1/39, #AA7681	265,906
94,632	5.00%, due 6/1/39, #995896	104,378
162,597	4.50%, due 7/1/39, #AE8152	175,802
64,620	5.00%, due 7/1/39, #995895	71,275
413,098	4.50%, due 8/1/39, #931837	447,258
258,481	5.00%, due 8/1/39, #AC3221	285,689
1,166,280	4.00%, due 12/1/39, #AE0215	1,238,308
115,497	4.50%, due 12/1/39, #932324	125,048

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

U.S. Government Agencies 90.8% (continued)
	FNMA Pool (continued)
$17,152	4.50%, due 2/1/40, #AC8494	$18,564
62,293	4.50%, due 2/1/40, #AD1045	67,458
63,789	4.50%, due 2/1/40, #AD2832	69,077
30,241	5.00%, due 3/1/40, #AB1186	33,415
1,347,438	5.00%, due 5/1/40, #AD6374	1,489,082
20,645	5.00%, due 6/1/40, #AD8058	22,835
214,906	5.00%, due 7/1/40, #AD4634	237,634
275,782	5.00%, due 7/1/40, #AD4994	304,655
21,093	5.00%, due 7/1/40, #AD7565	23,337
612,999	4.50%, due 8/1/40, #AD8035	663,169
102,330	4.50%, due 8/1/40, #AD8397	110,850
152,969	4.50%, due 8/1/40, #890236	165,684
200,093	4.00%, due 9/1/40, #AE4311	212,841
23,680	4.00%, due 9/1/40, #AE4312	25,190
394,747	4.50%, due 9/1/40, #AE1500	426,804
56,797	4.00%, due 10/1/40, #AE4124	60,413
199,057	4.00%, due 10/1/40, #AE6057	211,748
15,901	4.00%, due 11/1/40, #AE5156	16,898
92,620	4.50%, due 11/1/40, #AE5162	100,318
379,603	4.00%, due 12/1/40, #MA0583	403,840
111,937	4.00%, due 1/1/41, #AE4583	119,081
163,270	4.00%, due 2/1/41, #AH3200	173,681
282,325	4.50%, due 3/1/41, #AH7009	305,862
1,026,250	4.50%, due 4/1/41, #AH9054	1,111,755
37,690	4.50%, due 5/1/41, #AI1364	40,851
197,229	4.50%, due 5/1/41, #AI1888	213,741
1,305,710	4.50%, due 5/1/41, #AL0160	1,414,416
125,389	4.50%, due 6/1/41, #AI4815	135,858
14,100	4.00%, due 8/1/41, #AI8218	15,001
17,944	4.50%, due 9/1/41, #AH3865	19,404
63,400	4.50%, due 9/1/41, #AI4050	68,710
19,617	4.50%, due 9/1/41, #AJ0729	21,265
164,642	4.00%, due 10/1/41, #AJ4052	175,186
207,950	4.00%, due 11/1/41, #AJ4668	220,995
417,659	4.00%, due 11/1/41, #AJ5643	444,299
138,358	4.00%, due 12/1/41, #AJ3097	147,178
272,975	4.00%, due 4/1/42, #MA1028	290,390
1,612,202	3.50%, due 7/1/43, #AB9774	1,673,137
1,728,446	3.00%, due 8/1/43, #AU3363	1,741,001
28,354	4.00%, due 9/1/43, #AU6009	30,282
34,589	4.00%, due 9/1/43, #AU8524	36,846
752,091	4.00%, due 6/1/44, #AW4979	798,539
839,365	4.00%, due 9/1/44, #AS3392	892,426
30,246	4.00%, due 9/1/44, #AX4209	32,114
26,876	4.00%, due 10/1/44, #AW8456	28,538
866,483	4.00%, due 11/1/44, #AS3903	919,996
804,701	4.00%, due 11/1/44, #AS3906	854,398
556,678	3.00%, due 4/1/45, #AS4774	559,684
273,593	3.00%, due 5/1/45, #AY6042	275,071
423,182	3.00%, due 6/1/45, #AZ0171	425,468
1,965,954	3.00%, due 6/1/45, #AZ0504	1,976,573
148,831	3.00%, due 6/1/45, #AZ2724	149,635
567,405	3.00%, due 6/1/45, #AZ2747	570,470
991,527	3.00%, due 6/1/45, #AZ2754	996,883
1,979,918	3.00%, due 7/1/45, #AZ3041	1,990,613
40,012	3.00%, due 8/1/45, #AS5636	40,228
39,875	3.00%, due 8/1/45, #AZ5350	40,090
916,283	3.00%, due 8/1/45, #AZ7972	921,232
1,996,933	3.00%, due 10/1/45, #AZ6877	2,007,719
	FNMA TBA (b)
8,000,000	3.50%, due 12/15/40	8,286,249
	GNMA Pool
18,420	7.00%, due 9/15/35, #647831	20,965
71,205	5.00%, due 10/15/35, #642220	79,120
50,153	5.00%, due 11/15/35, #550718	55,899
66,263	5.50%, due 11/15/35, #650091	75,027
29,789	5.50%, due 12/15/35, #646307	33,601
46,871	5.50%, due 4/15/36, #652534	53,027
44,668	6.50%, due 6/15/36, #652593	52,352
22,914	5.50%, due 7/15/36, #608993	25,894
56,774	6.50%, due 10/15/36, #646564	65,108
40,628	6.00%, due 11/15/36, #617294	45,890
92,494	6.50%, due 12/15/36, #618753	107,512
57,996	5.50%, due 2/15/37, #658419	65,519

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

U.S. Government Agencies 90.8% (continued)
	GNMA Pool (continued)
$147,735	6.00%, due 4/15/37, #668411	$168,067
179,040	5.00%, due 8/15/37, #671463	198,806
97,095	6.00%, due 10/15/37, #664379	110,457
18,484	5.50%, due 8/15/38, #677224	20,761
88,440	5.50%, due 8/15/38, #691314	99,318
3,374	5.50%, due 12/15/38, #705632	3,818
483,983	4.50%, due 5/15/39, #717066	522,212
15,524	5.50%, due 6/15/39, #714262	17,421
495,156	5.50%, due 6/15/39, #714720	555,168
461,098	4.50%, due 7/15/39, #720160	498,671
1,301,238	5.00%, due 9/15/39, #726311	1,438,794
10,710	5.50%, due 1/15/40, #723631	12,019
17,099	5.50%, due 2/15/40, #680537	19,192
		87,272,606
Total Mortgage-Backed Securities
(cost $93,457,340)		96,200,416

Shares

SHORT-TERM INVESTMENTS 10.4%
9,572,000	Fidelity Institutional
	Money Market Government
	Portfolio – Class I, 0.01% (c)	$9,572,000
393,405	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.02% (c)	393,405

Total Short-Term Investments
(cost $9,965,405)		9,965,405

Total Investments
(cost $103,422,745)	110.5%	106,165,821
Liabilities less Other Assets	(10.5)%	(10,098,132)
TOTAL NET ASSETS	100.0%	$96,067,689

(a)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2015.
(b)	Security purchased on a when-issued basis. As of November 30, 2015, the total cost of investments purchased on a when-issued basis was $10,297,500 or 10.7% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2015.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2015, the value of these investments was $8,927,810 or 9.3% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2015

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $225,847,644 and $103,422,745, respectively)	$223,184,704	$106,165,821
Receivable for fund shares sold	136,305	22,722
Investment receivable	99,277	—
Interest receivable	2,702,770	247,307
Due from investment adviser (Note 4)	—	12,932
Prepaid expenses	21,899	3,228
Total assets	226,144,955	106,452,010

Liabilities:
Payable for securities purchased	—	10,297,500
Payable for fund shares redeemed	135,470	27,188
Administration fees	10,171	7,794
Custody fees	3,338	4,796
Transfer agent fees and expenses	1,489	7,218
Fund accounting fees	17,091	13,966
Audit fees	19,188	19,188
Chief Compliance Officer fee	1,280	1,262
Accrued expenses	10,735	5,409
Total liabilities	198,762	10,384,321
Net Assets	$225,946,193	$96,067,689

Net Assets Consist of:
Paid-in capital	$230,595,006	$94,451,230
Undistributed net investment income	164,390	84,904
Accumulated net realized loss on investments	(2,150,263)	(1,211,521)
Net unrealized appreciation/(depreciation) on investments	(2,662,940)	2,743,076
Net Assets	$225,946,193	$96,067,689

Net Asset Value, Offering Price and Redemption Price Per Share	$8.97	$9.70

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	25,179,546	9,904,580

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2015

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$9,440,631	$2,531,048
Total investment income	9,440,631	2,531,048

Expenses:
Fund accounting fees (Note 4)	106,458	81,427
Transfer agent fees and expenses (Note 4)	77,023	42,465
Administration fees (Note 4)	68,025	50,236
Registration fees	24,720	22,631
Custody fees (Note 4)	20,075	29,353
Audit fees	20,025	20,024
Trustees’ fees	11,743	10,234
Legal fees	9,610	7,811
Chief Compliance Officer fee (Note 4)	9,241	9,364
Reports to shareholders	8,668	3,931
Insurance	4,460	2,236
Miscellaneous	7,719	4,294
Total expenses	367,767	284,006
Less: Expense reimbursement from adviser (Note 4)	(19,051)	(136,920)
Net expenses	348,716	147,086
Net investment income	9,091,915	2,383,962

Realized and Unrealized Gain/Loss) on Investments:
Net realized gain/(loss) on investments	(2,076,916)	328,767
Net change in unrealized appreciation on investments	(11,788,386)	(1,278,050)
Net loss on investments	(13,865,302)	(949,283)
Net increase/(decrease) in net assets resulting from operations	$(4,773,387)	$1,434,679

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$9,091,915	$9,325,869	$2,383,962	$2,731,106
Net realized gain/(loss) on investments	(2,076,916)	1,244,224	328,767	576,924
Net change in unrealized appreciation/(depreciation)
on investments	(11,788,386)	10,030,150	(1,278,050)	1,356,991
Net increase/(decrease) in net assets
resulting from operations	(4,773,387)	20,600,243	1,434,679	4,665,021

Distributions Paid to Shareholders:
Distributions from net investment income	(9,076,694)	(9,328,231)	(2,696,856)	(3,053,904)
Distributions from net realized gains on investments	(1,225,464)	(9,477,507)	—	—
Total distributions	(10,302,158)	(18,805,738)	(2,696,856)	(3,053,904)

Capital Share Transactions:
Net proceeds from shares sold	45,792,032	48,004,132	21,310,704	15,852,500
Distributions reinvested	5,519,758	4,923,178	1,441,274	1,260,531
Payment for shares redeemed	(50,023,582)	(84,065,851)	(22,767,440)	(18,818,241)
Net increase/(decrease) in net assets
from capital share transactions	1,288,208	(31,138,541)	(15,462)	(1,705,210)
Total decrease in net assets	(13,787,337)	(29,344,036)	(1,277,639)	(94,093)

Net Assets, Beginning of Year	239,733,530	269,077,566	97,345,328	97,439,421
Net Assets, End of Year	$225,946,193	$239,733,530	$96,067,689	$97,345,328
Includes Undistributed Net Investment Income of	$164,390	$149,832	$84,904	$100,990

Transactions in Shares:
Shares sold	4,906,767	5,078,035	2,174,370	1,626,200
Shares issued on reinvestment of distributions	597,521	531,782	147,524	130,029
Shares redeemed	(5,366,781)	(8,952,372)	(2,329,050)	(1,943,413)
Net increase/(decrease) in shares outstanding	137,507	(3,342,555)	(7,156)	(187,184)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.57	$9.48	$10.41	$10.18	$10.14

Income From Investment Operations:
Net investment income	0.36	0.37	0.39	0.46	0.53
Net realized and unrealized gain/(loss)
on investments and swap contracts	(0.55)	0.43	(0.64)	0.77	0.05
Total from investment operations	(0.19)	0.80	(0.25)	1.23	0.58

Less Distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.39)	(0.46)	(0.54)
Distributions from net realized gains on investments	(0.05)	(0.34)	(0.29)	(0.54)	—
Total distributions	(0.41)	(0.71)	(0.68)	(1.00)	(0.54)

Net asset value, end of year	$8.97	$9.57	$9.48	$10.41	$10.18

Total Return	-2.08%	8.85%	-2.49%	12.89%	5.88%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$225,946	$239,734	$269,078	$382,911	$273,938
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15%	0.02%*	0.00%	0.00%	0.00%
Before expense reimbursement	0.16%	0.15%	0.14%	0.13%	0.13%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.87%	3.86%	3.99%	4.61%	5.13%
Before expense reimbursement	3.86%	3.73%	3.85%	4.48%	5.00%
Portfolio turnover rate	18%	18%	47%	75%	58%

*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.82	$9.65	$10.04	$9.99	$10.14

Income From Investment Operations:
Net investment income	0.24	0.29	0.15	0.19	0.28
Net realized and unrealized gain/(loss) on investments	(0.09)	0.20	(0.23)	0.14	0.13
Total from investment operations	0.15	0.49	(0.08)	0.33	0.41

Less Distributions:
Distributions from net investment income	(0.27)	(0.32)	(0.24)	(0.26)	(0.35)
Distributions from net realized gains on investments	—	—	(0.07)	(0.02)	(0.21)
Total distributions	(0.27)	(0.32)	(0.31)	(0.28)	(0.56)

Net asset value, end of year	$9.70	$9.82	$9.65	$10.04	$9.99

Total Return	1.54%	5.17%	-0.74%	3.37%	4.32%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$96,068	$97,345	$97,439	$184,502	$148,370
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15%	0.03%*	0.00%	0.00%	0.00%
Before expense reimbursement	0.29%	0.29%	0.22%	0.17%	0.18%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.43%	2.94%	1.65%	1.90%	2.83%
Before expense reimbursement	2.29%	2.68%	1.43%	1.73%	2.65%
Portfolio turnover rate	161%	160%	290%	278%	122%

*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2015

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has

PIA Funds
Notes to Financial Statements – November 30, 2015 (continued)

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2015, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Loss	Paid-in Capital
BBB Bond Fund	$ (663)	$ 663	$ —
MBS Bond Fund	296,808	(296,808)	—

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the

PIA Funds
Notes to Financial Statements – November 30, 2015 (continued)

reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

PIA Funds
Notes to Financial Statements – November 30, 2015 (continued)

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2015:

PIA Funds
Notes to Financial Statements – November 30, 2015 (continued)

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$192,556,409	$—	$192,556,409
Sovereign Bonds	—	23,648,733	—	23,648,733
U.S. Government Instrumentalities	—	5,700,963	—	5,700,963
Total Fixed Income	—	221,906,105	—	221,906,105
Short-Term Investments	1,278,599	—	—	1,278,599
Total Investments	$1,278,599	$221,906,105	$—	$223,184,704

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$2,146,681	$—	$2,146,681
Residential Mortgage-Backed Securities	—	6,781,129	—	6,781,129
Mortgage-Backed Securities –
U.S. Government Agencies	—	87,272,606	—	87,272,606
Total Fixed Income	—	96,200,416	—	96,200,416
Short-Term Investments	9,965,405	—	—	9,965,405
Total Investments	$9,965,405	$96,200,416	$—	$106,165,821

Refer to each Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2015, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The Funds held no level 3 securities during the year ended November 30, 2015.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates

The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an

PIA Funds
Notes to Financial Statements – November 30, 2015 (continued)

investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of each Fund to an annual rate of 0.15% of the Fund’s average daily net assets through at least March 28, 2016.  The Adviser may not recoup expense reimbursements in future periods.  For the year ended November 30, 2015, the Adviser voluntarily absorbed Fund expenses in the amount of $19,051 and $136,920 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the year ended November 30, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$68,025	$50,236
Fund Accounting	106,458	81,427
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	48,204	36,530
Custody	20,075	29,353
Chief Compliance Officer	9,241	9,364

PIA Funds
Notes to Financial Statements – November 30, 2015 (continued)

At November 30, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$10,171	$7,794
Fund Accounting	17,091	13,966
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	—	6,052
Custody	3,338	4,796
Chief Compliance Officer	1,280	1,262

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2015, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) was as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$34,198,000	$34,476,138	$10,354,502	$7,816,878
MBS Bond Fund	—	3,319,601	162,786,133	166,360,948

Note 6 – Line of Credit

The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2015, the Fund did not draw upon its line of credit.

Note 7 – Federal Income Tax Information

The tax character of distributions paid during the years ended November 30, 2015 and November 30, 2014 was as follows:

	BBB Bond Fund		MBS Bond Fund
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014
Ordinary income	$9,077,357	$9,326,484	$2,696,856	$3,053,904
Long-term capital gains	1,224,801	9,479,254	—	—

PIA Funds
Notes to Financial Statements – November 30, 2015 (continued)

As of November 30, 2015, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$225,920,992	$103,437,503
Gross unrealized appreciation	6,144,587	2,900,411
Gross unrealized depreciation	(8,880,875)	(172,093)
Net unrealized appreciation/(depreciation) (a)	(2,736,288)	2,728,318
Undistributed ordinary income	164,391	84,905
Undistributed long-term capital gain	—	—
Total distributable earnings	164,391	84,905
Other accumulated gains/(losses)	(2,076,916)	(1,196,764)
Total accumulated earnings/(losses)	$(4,648,813)	$1,616,459

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) in the Funds is attributable primarily to wash sales.

At November 30, 2015, the Funds had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB Bond Fund	MBS Bond Fund
Short-term capital losses	$175,391	$136,871
Long-term capital losses	1,901,525	1,059,892

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2015, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2015 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 29, 2015, the BBB Bond Fund and the MBS Bond Fund distributed $0.03803251 and $0.03240126 per share, respectively, of net investment income.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund and PIA MBS Bond Fund, as of November 30, 2015, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2016

PIA Funds
Notice to Shareholders – November 30, 2015
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term	Director, Alpha Gamma	6	Trustee,
(age 69)		since	Delta Housing		Advisors Series
615 E. Michigan Street		March 2014.	Corporation (collegiate		Trust (for series
Milwaukee, WI 53202			housing management)		not affiliated
			(2012 to present);		with the Funds);
			Trustee and Chair		Independent
			(2000 to 2012), New		Trustee from
			Covenant Mutual Funds		1999 to 2012,
			(1999-2012); Director and		New Covenant
			Board Member, Alpha		Mutual Funds.
Gamma Delta Foundation
(philanthropic organization)
(2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 79)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President		Trust (for series
Milwaukee, WI 53202			and Chief Operating Officer		not affiliated
			of ICI Mutual Insurance		with the Funds);
			Company (until January 1997).		Trustee, The
Forward Funds
(26 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 81)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 76)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 68)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 68)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.

Milwaukee, WI 53202
Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 48)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 54)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 44)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 45)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 58)	Chief	since	(February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel,
(age 50)		since	U.S. Bancorp Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		September 2015.
Milwaukee, WI 53202

Emily R. Enslow, Esq.	Assistant	Indefinite term	Assistant Vice President, U.S. Bancorp Fund Services, LLC
(age 29)	Secretary	since	(July 2013 to present); Proxy Voting Coordinator and Class
615 E. Michigan Street		September 2015.	Action Administrator, Artisan Partners Limited Partnership
Milwaukee, WI 53202			(September 2012 – July 2013); Legal Internship, Artisan Partners
Limited Partnership (February 2012 – September 2012);
J.D. Graduate, Marquette University Law School (2009-2012).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2015, the Trust was comprised of 46 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA SHORT-TERM
SECURITIES FUND

Annual Report

November 30, 2015

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year December 1, 2014 through November 30, 2015 regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

For the fiscal year ended November 30, 2015, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.37%.

The Fund’s return was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.05% for the same period.  The Fund’s total return is net of 0.39% in Fund fees and expenses for the fiscal year ended November 30, 2015, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.40%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 28, 2016.

During the fiscal year ended November 30, 2015, the Fund had a neutral duration position and a more barbelled structure, relative to the Fund’s benchmark index which was a positive factor for returns.  The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which added yield to the portfolio.  The Fund was overweight in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning as short-term interest rates rose.  In addition, the portfolio had an allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review

The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 2.0% for the third quarter of 2015, lower than the 3.9% during the second quarter of 2015.  With the unemployment rate at 5.0% and inflation under control, aided by the decline in oil prices, the U.S. Federal Reserve Board maintained its easier monetary policy by keeping the federal funds rate close to zero.  Inflation, as measured by the Consumer Price Index, was 0.5% year-over-year as of November 2015.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasury bonds rose by 46, 16 and 8 basis points (“bps”), respectively, from November 30, 2014 to November 30, 2015.  Inflation being under control, as well as the decline in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the modest flattening of the yield curve.

Spreads on BBB rated bonds over Treasuries increased during the period from 164 bps to 214 bps.  Option adjusted spreads on fixed rate agency mortgage-backed securities fell from 29 bps to 23 bps, as their average life increased from 6.7 years to 6.9 years.
1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the fiscal year ended November 30, 2015.  We look forward to reporting to you again with the semi-annual report dated May 31, 2016.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates.  The yield curve can be used as a benchmark for other debt in the market and can also be used to predict changes in economic output and growth.

Basis point equals 1/100th of 1%.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor
2

PIA Short-Term Securities Fund

Comparison of the change in value of a $10,000 investment in the PIA Short-Term Securities Fund vs the BofA Merrill Lynch 1-Yr U.S. Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	0.37%	0.38%	1.88%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index	0.05%	0.28%	1.82%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA Short-Term Securities Fund
Expense Example – November 30, 2015
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/15 –11/30/15).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement for the Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/15	Value 11/30/15	Period 6/1/15 – 11/30/15*
Actual	$1,000.00	$ 997.80	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.98

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

4

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2015
(Unaudited)

Investments by Type
As a Percentage of Total Investments

5

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2015

Principal Amount		Value

CORPORATE BONDS 49.2%

Aerospace and Defense 0.3%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18	$500,980

Agricultural Equipment 0.6%
	John Deere Capital Corp.
1,000,000	0.75%, due 1/22/16	1,000,594

Agriculture 0.7%
	Bunge Limited
1,000,000	4.10%, due 3/15/16	1,007,589

Autos 4.1%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16	1,253,150
	Daimler Finance
	North America LLC
1,200,000	1.45%, due 8/1/16 (a)	1,202,111
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16	1,002,722
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)	996,103
	Volkswagen Group of
	America Finance LLC
1,500,000	0.748%, due 5/23/17 (a) (b)	1,442,892
	Volkswagen International
	Finance N.V.
500,000	1.125%, due 11/18/16 (a)	493,116
		6,390,094

Banks 8.3%
	BB&T Corp.
1,000,000	5.20%, due 12/23/15	1,002,477
	Capital One
	National Association
1,500,000	2.35%, due 8/17/18	1,501,519
	Discover Bank
1,000,000	2.60%, due 11/13/18	1,004,228
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16	1,200,844
	Huntington National Bank
1,500,000	2.00%, due 6/30/18	1,497,966
	KeyBank NA
1,200,000	1.10%, due 11/25/16	1,200,622
	PNC Bank NA
1,600,000	0.629%, due 8/1/17 (b)	1,594,728
	Regions Bank
	Birmingham Alabama
1,000,000	2.25%, due 9/14/18	1,002,649
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18	1,000,173
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16	756,073
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16	1,257,102
		13,018,381

Biotechnology 1.0%
	Amgen, Inc.
700,000	2.30%, due 6/15/16	704,924
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18	807,148
		1,512,072

Brokers 1.5%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18	1,333,700
	Morgan Stanley
1,000,000	5.75%, due 10/18/16	1,040,822
		2,374,522

Chemicals 0.8%
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15	700,501
	Ecolab, Inc.
565,000	3.00%, due 12/8/16	575,404
		1,275,905

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Commercial and Service Industry
Machinery Manufacturing 0.3%
	KLA-Tencor Corp.
$500,000	2.375%, due 11/1/17	$501,073

Commercial Finance 1.7%
	Air Lease Corp.
800,000	4.50%, due 1/15/16	803,504
500,000	2.625%, due 9/4/18	496,087
	Gatx Corp.
1,280,000	1.25%, due 3/4/17	1,269,462
		2,569,053

Communications Equipment 0.6%
	L-3 Communications Corp.
1,000,000	1.50%, due 5/28/17	981,785

Computer and Peripheral
Equipment Manufacturing 1.3%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)	1,992,642

Computer Equipment 0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17	501,366

Construction Materials Manufacturing 0.6%
	Martin Marietta Materials, Inc.
1,000,000	1.427%, due 6/30/17 (b)	993,161

Data Processing, Hosting,
and Related Services 0.6%
	Fidelity National
	Information Services
1,000,000	1.45%, due 6/5/17	992,149

Drugs and Druggists’ Sundries
Merchant Wholesalers 1.3%
	Actavis Funding SCS
1,000,000	1.85%, due 3/1/17	1,003,008
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18	1,001,793
		2,004,801
Electric Power Generation,
Transmission and Distribution 0.6%
	Exelon Corp.
1,000,000	1.55%, due 6/9/17	997,618

Electric Utilities 0.5%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16	703,907

Electrical Equipment Manufacturing 0.9%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17	1,426,991

Finance 0.5%
	SLM Corp.
831,000	6.25%, due 1/25/16	833,597

Financial Services 0.6%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)	1,001,686

Food 1.1%
	ConAgra Foods, Inc.
930,000	1.30%, due 1/25/16	930,179
	Kroger Co.
800,000	1.20%, due 10/17/16	801,283
		1,731,462

Food and Beverage 0.8%
	Anheuser-Busch
	InBev Finance Inc.
500,000	1.125%, due 1/27/17	498,327
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)	702,129
		1,200,456

Health Care 0.6%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15	1,000,005

Healthcare Facilities and Services 0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17	1,422,730

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Home and Office Products
Manufacturing 0.3%
	Newell Rubbermaid, Inc.
$500,000	2.15%, due 10/15/18	$497,789

Home Improvement 0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17	797,933

Insurance 1.3%
	Metropolitan Life
	Global Funding I
2,000,000	0.701%, due 4/10/17 (a) (b)	2,002,988

Lessors of Real Estate 0.3%
	Arc Properties Operating
500,000	2.00%, due 2/6/17	495,000

Machinery Manufacturing 0.6%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17	999,582

Medical Equipment 0.3%
	Baxter International, Inc.
450,000	0.95%, due 6/1/16	449,915

Medical Equipment and
Devices Manufacturing 1.0%
	Danaher Corp.
500,000	1.65%, due 9/15/18	500,791
	St. Jude Medical, Inc.
1,000,000	2.00%, due 9/15/18	1,002,392
		1,503,183

Medical Equipment and
Supplies Manufacturing 1.9%
	Becton Dickinson & Co.
500,000	1.45%, due 5/15/17	499,626
1,450,000	1.80%, due 12/15/17	1,454,073
	Zimmer Holdings, Inc.
1,000,000	2.00%, due 4/1/18	998,269
		2,951,968
Metals and Mining 0.9%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17	453,125
	Glencore Funding LLC
1,000,000	1.70%, due 5/27/16 (a)	980,000
		1,433,125

Navigational, Measuring,
Electromedical, and Control
Instruments Manufacturing 1.0%
	Harris Corp.
1,000,000	1.999%, due 4/27/18	987,565
	Medtronic, Inc.
500,000	1.50%, due 3/15/18	501,799
		1,489,364

Office Equipment 0.7%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17	1,011,184

Oil and Gas 0.5%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16	723,878

Other Electrical Equipment and
Component Manufacturing 0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18	985,146

Other Financial Investment Activities 1.0%
	NextEra Energy
	Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17	1,505,060

Other Food Manufacturing 0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18	499,004

Petroleum and Coal
Products Manufacturing 0.7%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18	998,496

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Pharmaceutical and
Medicine Manufacturing 0.3%
	Baxalta, Inc.
$500,000	2.00%, due 6/22/18 (a)	$496,497

Pharmaceuticals 1.8%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18	500,262
	Bayer U.S. Finance LLC
500,000	0.573%, due 10/7/16 (a) (b)	499,724
	Mylan, Inc.
800,000	1.80%, due 6/24/16	799,442
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16	993,754
		2,793,182

Real Estate 0.6%
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17	993,747
Retail 0.7%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16	1,002,640
Retail – Consumer Discretionary 1.0%
	eBay, Inc.
1,600,000	0.523%, due 7/28/17 (b)	1,580,661
Software and Services 1.6%
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18	1,457,737
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17	998,695
		2,456,432

Transportation 0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16	1,251,797
Total Corporate Bonds
(cost $77,058,112)		76,853,190

MORTGAGE-BACKED SECURITIES 25.5%

Commercial Mortgage-Backed Securities 2.0%
	Hilton USA Trust
	1.192%, due 11/5/30, Series
1,970,930	2013-HLF, Class AFL (a) (b)	1,970,815
	Hyatt Hotel Portfolio Trust
	1.899%, due 11/15/29, Series
750,000	2015-HYT, Class B (a) (b)	754,651
	LB-UBS Commercial
	Mortgage Trust
	5.661%, due 3/15/39, Series
417,824	2006-C3, Class A4 (b)	418,562
		3,144,028
Residential Mortgage-Backed Securities 17.4%
	American Homes 4 Rent
	1.60%, due 6/17/31, Series
2,500,000	2014-SFR1, Class B (a) (b)	2,455,876
	American Residential
	Property Trust
	1.947%, due 9/17/31, Series
3,000,000	2014-SFR1, Class B (a) (b)	2,953,071
	BlueVirgo Trust
	3.00%, due 12/15/22,
5,000,000	Series 15-1A (a)	4,977,550
	Colony American Homes
	1.60%, due 5/17/31, Series
2,250,000	2014-1A, Class B (a) (b)	2,199,483
	Equity Mortgage Trust
	1.04%, due 5/8/31, Series
1,529,942	2014-INNS, Class A (a) (b)	1,514,546
	Invitation Homes Trust
	1.60%, due 12/17/30, Series
4,000,000	2013-SFR1, Class B (a) (b)	3,928,441
	1.697%, due 6/17/31, Series
4,000,000	2014-SFR1, Class B (a) (b)	3,935,155
	PFS Tax Lien Trust
	1.44%, due 5/15/29,
705,000	Series 2014-1 (a)	704,137

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Residential Mortgage-Backed
Securities 17.4% (continued)
	Silver Bay Realty Trust
	1.647%, due 9/17/31, Series
$3,000,000	2014-1, Class B (a) (b)	$2,918,307
	Starwood Waypoint
	Residential Trust
	1.497%, due 1/17/32, Series
1,486,949	2014-1, Class A (a) (b)	1,462,782
		27,049,348

U.S. Government Agencies 6.1%
	FHLMC ARM Pool (b)
4,403	2.485%, due 2/1/22, #845113	4,527
20,652	2.124%, due 10/1/22, #635206	21,209
4,611	2.561%, due 6/1/23, #845755	4,697
6,676	2.455%, due 2/1/24, #609231	6,718
347,520	2.50%, due 1/1/25, #785726	363,474
9,908	2.658%, due 1/1/33, #1B0668	10,152
428,833	2.608%, due 10/1/34, #782784	455,861
197,211	2.177%, due 12/1/34, #1G0018	208,462
109,935	2.545%, due 4/1/36, #847671	116,968
	FHLMC Pool
172,688	5.00%, due 10/1/38, #G04832	189,331
	FNMA ARM Pool (b)
21,496	2.665%, due 7/1/25, #555206	21,629
75,811	1.77%, due 7/1/27, #424953	76,555
73,702	2.439%, due 3/1/28, #556438	76,465
76,495	2.352%, due 6/1/29, #508399	78,512
200,284	2.247%, due 4/1/30, #562912	207,932
58,340	2.461%, due 10/1/30, #670317	60,656
40,211	2.365%, due 9/1/31, #597196	40,348
26,570	2.527%, due 11/1/31, #610547	27,219
3,431	2.375%, due 4/1/32, #629098	3,463
360,023	2.441%, due 10/1/33, #743454	381,399
857,640	2.625%, due 11/1/33, #755253	916,402
1,322,346	2.545%, due 5/1/34, #AC5719	1,403,141
362,505	2.363%, due 7/1/34, #779693	386,060
284,615	2.245%, due 10/1/34, #795136	298,922
79,981	2.18%, due 1/1/35, #805391	84,566
101,809	2.397%, due 10/1/35, #845041	107,550
194,848	2.472%, due 10/1/35, #846171	206,845
417,845	2.162%, due 1/1/36, #849264	442,686
99,230	2.49%, due 6/1/36, #872502	106,014
526,481	2.324%, due 1/1/37, #906389	557,444
656,600	2.635%, due 3/1/37, #907868	700,482
330,425	2.405%, due 8/1/37, #949772	341,646
48,094	2.375%, due 10/1/37, #955963	49,318
267,570	2.89%, due 11/1/37, #953653	276,580
	FNMA Pool
458,367	5.00%, due 6/1/40, #AD5479	507,256
55,147	4.00%, due 11/1/41, #AJ3797	58,678
	GNMA II ARM Pool (b)
6,915	2.00%, due 11/20/21, #8871	7,075
35,652	1.625%, due 10/20/22, #8062	36,928
109,003	1.625%, due 11/20/26, #80011	113,080
28,147	2.00%, due 11/20/26, #80013	29,064
15,841	1.625%, due 12/20/26, #80021	16,469
7,161	1.75%, due 1/20/27, #80029	7,362
120,634	1.875%, due 7/20/27, #80094	125,266
161,111	1.875%, due 8/20/27, #80104	167,025
6,977	1.625%, due 10/20/27, #80122	7,243
57,901	1.75%, due 1/20/28, #80154	59,438
127,187	1.625%, due 10/20/29, #80331	132,257
25,201	1.625%, due 11/20/29, #80344	26,210
		9,526,584
Total Mortgage-Backed Securities
(cost $39,613,760)		39,719,960

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 22.3%

U.S. Government Agencies 8.0%
	FHLMC
$5,000,000	0.50%, due 1/27/17	$4,984,590
1,500,000	1.00%, due 3/8/17	1,503,794
	FNMA
6,000,000	0.625%, due 8/26/16	5,999,940
		12,488,324
U.S. Treasury Notes 14.3%
	U.S. Treasury Note
2,800,000	0.25%, due 4/15/16	2,799,236
3,500,000	0.625%, due 8/15/16	3,501,162
5,000,000	0.875%, due 9/15/16	5,009,865
7,000,000	0.75%, due 1/15/17	6,999,860
4,000,000	0.75%, due 3/15/17	3,998,672
		22,308,795
Total U.S. Government Agencies
and Instrumentalities
(cost $34,860,768)		34,797,119

Shares

SHORT-TERM INVESTMENTS 2.2%
3,370,089	Fidelity Institutional Money
	Market Government Portfolio -
	Class I, 0.01% (c)	$3,370,089

Total Short-Term Investments
(cost $3,370,089)		3,370,089

Total Investments
(cost $154,902,729)	99.2%	154,740,358
Other Assets less Liabilities	0.8%	1,266,676
TOTAL NET ASSETS	100.0%	$156,007,034

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2015, the value of these investments was $41,584,702 or 26.7% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2015.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2015.

ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.
11

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2015

Assets:
Investments in securities, at value (cost $154,902,729)	$154,740,358
Cash	6,563
Receivable for securities sold	210,996
Receivable for fund shares sold	718,324
Interest receivable	458,121
Prepaid expenses	18,534
Total assets	156,152,896

Liabilities:
Payable for fund shares redeemed	47,584
Investment advisory fees	26,622
Administration fees	9,278
Custody fees	3,013
Transfer agent fees and expenses	11,657
Fund accounting fees	14,599
Audit fees	19,188
Legal fees	438
Chief Compliance Officer fee	1,262
Accrued expenses	12,221
Total liabilities	145,862
Net Assets	$156,007,034

Net Assets Consist of:
Paid-in capital	$156,622,518
Undistributed net investment income	27,265
Accumulated net realized loss on investments	(480,378)
Net unrealized depreciation on investments	(162,371)
Net Assets	$156,007,034

Net Asset Value, Offering Price and Redemption Price Per Share	$10.00

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	15,599,406

The accompanying notes are an integral part of these financial statements.
12

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2015

Investment Income:
Interest	$1,664,113
Total investment income	1,664,113

Expenses:
Investment advisory fees (Note 4)	306,829
Fund accounting fees (Note 4)	83,391
Transfer agent fees and expenses (Note 4)	71,099
Administration fees (Note 4)	57,307
Registration fees	29,721
Audit fees	20,024
Custody fees (Note 4)	18,385
Trustees’ fees	10,908
Chief Compliance Officer fee (Note 4)	9,363
Legal fees	9,062
Reports to shareholders	8,308
Insurance	3,919
Miscellaneous	5,635
Total expenses	633,951
Less: Fee waiver by adviser (Note 4)	(35,634)
Net expenses	598,317
Net investment income	1,065,796

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(30,332)
Net change in unrealized appreciation on investments	(495,792)
Net loss on investments	(526,124)
Net increase in net assets resulting from operations	$539,672

The accompanying notes are an integral part of these financial statements.
13

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2015	2014
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,065,796	$870,766
Net realized gain/(loss) on investments	(30,332)	75,348
Net change in unrealized appreciation/(depreciation) on investments	(495,792)	(439,776)
Net increase in net assets resulting from operations	539,672	506,338

Distributions Paid to Shareholders:
Distributions from net investment income	(1,308,475)	(973,883)
Total distributions paid to shareholders	(1,308,475)	(973,883)

Capital Share Transactions:
Proceeds from shares sold	106,605,634	87,970,014
Distributions reinvested	829,618	572,389
Payment for shares redeemed	(105,968,336)	(72,112,451)
Net increase in net assets from capital share transactions	1,466,916	16,429,952
Total increase in net assets	698,113	15,962,407

Net Assets, Beginning of Year	155,308,921	139,346,514
Net Assets, End of Year	$156,007,034	$155,308,921
Includes Undistributed Net Investment Income of	$27,265	$21,486

Transactions in Shares:
Shares sold	10,606,100	8,729,807
Shares issued on reinvestment of distributions	82,636	56,843
Shares redeemed	(10,539,932)	(7,157,652)
Net increase in shares outstanding	148,804	1,628,998

The accompanying notes are an integral part of these financial statements.
14

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.05	$10.08	$10.10	$10.10	$10.11

Income From Investment Operations:
Net investment income	0.07	0.05	0.05	0.04	0.05
Net realized and unrealized gain/(loss) on investments	(0.03)	(0.02)	(0.02)	0.00 *	(0.00)*
Total from investment operations	0.04	0.03	0.03	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.09)	(0.06)	(0.05)	(0.04)	(0.06)
Total distributions	(0.09)	(0.06)	(0.05)	(0.04)	(0.06)

Net asset value, end of year	$10.00	$10.05	$10.08	$10.10	$10.10

Total Return	0.37%	0.33%	0.34%	0.41%	0.47%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$156,007	$155,309	$139,347	$170,344	$171,508
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39%	0.38%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.41%	0.40%	0.43%	0.38%	0.39%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.69%	0.56%	0.49%	0.36%	0.51%
Before fee waivers and reimbursements	0.67%	0.54%	0.41%	0.33%	0.47%
Portfolio turnover rate	60%	38%	56%	53%	11%

*	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.
15

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Fund’s 2015 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
16

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015 (continued)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2015, the Fund increased undistributed net investment income by $248,458, increased accumulated net realized loss by $204,657, and decreased paid-in capital by $43,801.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015 (continued)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.
18

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015 (continued)

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2015, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
19

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015 (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$76,853,190	$—	$76,853,190
Mortgage-Backed Securities	—	39,719,960	—	39,719,960
U.S. Government Agencies
and Instrumentalities	—	34,797,119	—	34,797,119
Total Fixed Income	—	151,370,269	—	151,370,269
Short-Term Investments	3,370,089	—	—	3,370,089
Total Investments	$3,370,089	$151,370,269	$—	$154,740,358

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2015, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  The Fund held no level 3 securities during the year ended November 30, 2015.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2015, the Fund incurred $306,829 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup fee waivers and/or expense reimbursements made prior to March 30,
20

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015 (continued)

2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended November 30, 2015, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $35,634.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $183,073 at November 30, 2015.  The expense limitation will remain in effect through at least March 28, 2016, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2016	$112,599
2017	34,840
2018	35,634
$183,073

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

The officers and the Chief Compliance Officer of the Fund are employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the year ended November 30, 2015, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$57,307
Fund Accounting	83,391
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	54,875
Custody	18,385
Chief Compliance Officer	9,363

21

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015 (continued)

At November 30, 2015, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration	$9,278
Fund Accounting	14,599
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	8,415
Custody	3,013
Chief Compliance Officer	1,262

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2015, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) was as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$33,751,677	$30,877,523	$55,691,460	$54,936,812

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2015.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2015 and November 30, 2014 was as follows:

	November 30, 2015	November 30, 2014
Ordinary income	$1,308,475	$973,883

As of November 30, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$154,905,891
Gross unrealized appreciation	560,234
Gross unrealized depreciation	(725,767)
Net unrealized depreciation	(165,533)
Undistributed ordinary income	27,265
Undistributed long-term capital gains	—
Total distributable earnings	27,265
Other accumulated losses	(477,216)
Total accumulated earnings	$(615,484)

(a) The book-basis and tax-basis net unrealized depreciation is attributable to wash sales.

22

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2015 (continued)

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

			Long-Term
2017	2018	2019	Indefinite	Total
$45,313	$56,182	$63,174	$312,547	$477,216

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2015, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund.  For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2015 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 29, 2015, the Short-Term Fund distributed $0.00945910 per share of net investment income.
23

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA Short-Term Securities Fund, as of November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2016
24

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2015
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.
25

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Number of
				Portfolios	Other
			Principal	in Fund	Directorships
		Term of Office	Occupation	Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term	Director, Alpha Gamma	6	Trustee,
(age 69)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			present); Trustee and Chair		with the Funds);
			(2000 to 2012), New		Independent
			Covenant Mutual Funds		Trustee from
			(1999-2012); Director and		1999 to 2012,
			Board Member, Alpha Gamma		New Covenant
			Delta Foundation (philanthropic		Mutual Funds.
organization) (2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 79)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(26 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 81)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

26

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Number of
				Portfolios	Other
			Principal	in Fund	Directorships
		Term of Office	Occupation	Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 76)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).
Interested Trustee
Joe D. Redwine(4)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 68)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 68)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 48)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 54)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 44)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 45)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

27

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 58)	Chief	since	(February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp Fund
(age 50)		since	Services, LLC (May 2006 to present).
615 E. Michigan Street		September 2015.
Milwaukee, WI 53202

Emily R. Enslow, Esq.	Assistant	Indefinite term	Assistant Vice President, U.S. Bancorp Fund Services, LLC
(age 29)	Secretary	since	(July 2013 to present); Proxy Voting Coordinator and Class
615 E. Michigan Street		September 2015.	Action Administrator, Artisan Partners Limited Partnership
Milwaukee, WI 53202			(September 2012 – July 2013); Legal Internship, Artisan Partners
Limited Partnership (February 2012 to September 2012);
J.D. Graduate, Marquette University Law School (2009-2012).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2015, the Trust was comprised of 46 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund and the PIA Short Duration Bond Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

28

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA HIGH YIELD FUND
Institutional Class

Annual Report

November 30, 2015

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2014 through November 30, 2015, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

The Fund outperformed its benchmark, the Barclays U.S. Corporate High-Yield Index (the “Index”), returning -1.49%, after fees and expenses, for the fiscal year ended November 30, 2015 versus -3.42% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 0.90%.  PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets through at least March 28, 2016.

The Fund performed very well in a volatile market during the period.  Central to the outperformance over the past twelve months was the Fund’s particular attention to industry selection.  A continuing focus of the Fund has been the preference for service related businesses, where there is little low cost global competition (where price is the main competitive determinant).  Additionally, as noted in the first half of the fiscal year, the Fund maintained a significant underweight to the energy sector (approximately ½ the Index), while completely avoiding the most volatile portion of this sector, the Exploration & Production (“E&P”) companies.  Underweighting energy was a big contributor to the outperformance of the Fund versus its benchmark in the latter six months in particular, when oil prices again renewed their precipitous slide.  In addition to the above, the Fund owned no coal miners or steel producers.  Both of these sectors have been stricken by the slowing China economy and the resulting negative affect on commodity prices worldwide.  In addition to industry selection, superior credit selection across the high yield risk spectrum was also a contributing factor.  Despite being overweight the worst performing high yield ratings sector (Caa), the Fund’s Caa rated bonds returned 1.21% during the fiscal year ended November 30, 2015, significantly outperforming the Caa sub-index (Barclays U.S. Corporate High-Yield Index) by 1,198 basis points (“bps”), as well as both the B and Ba sub-indices.  The Fund’s B’s returned -1.22% outperforming the B sub-index by 259 bps, and the Fund’s Ba’s returned -0.74%, modestly underperforming the Ba sub-index by 100 bps.

High yield market average spreads sharply widened from 486 bps to 648 bps for the period December 1, 2014 through November 30, 2015, while the yield to worst increased to 8.02% from 6.12% at the beginning of the period (Barclays U.S. Corporate High-Yield Index).  Additionally, the Index average price dropped from $100.99 to $91.97.  The 12-month period was book-ended by highly volatile market movements (first occurring fleetingly in March 2015 and then with more earnest in the final two quarters of the period).  While investor confidence seemed to return (from an energy driven swoon in late 2014) in the early part of the period, the market turned decidedly risk averse in the final six months.  The energy sector was the early culprit causing increased market volatility, but it had company as the year progressed.  By risk category, Caa’s (indiscriminate of industry) were punished throughout the latter half of the period and returned a dismal -10.77% for the year.  Caa spreads widened out to 1308 bps from 791 bps, and are the widest they have been since the financial crisis.  The flight to quality was noticeable with Ba’s returning a slightly positive 0.26% and B’s at -3.81%. Slowing growth concerns in China weighed heavily on certain high yield industries (primarily basic industries such as chemicals, metals and mining, and paper) during the year, while a renewed drop in oil prices plagued the entire energy space, but particularly those tied to E&P and ancillary related businesses.
1

PIA High Yield Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the fiscal year ended November 30, 2015.  We look forward to reporting to you again with the semi-annual report dated May 31, 2016.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc.,  Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Yield to worst is calculated by using the lower of the yield to maturity or the yield to call after considering all possible call dates prior to maturity.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund

Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Barclays Capital U.S. Corporate High-Yield Bond Index

Average Annual Total Return*	1 Year	Since Inception
PIA High Yield Fund	-1.49%	5.68%
Barclays Capital U.S. Corporate High-Yield Bond Index	-3.42%	5.67%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 31, 2010.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.
3

PIA High Yield Fund
Expense Example – November 30, 2015
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/15 – 11/30/15).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  Prior to January 1, 2015, actual net expenses were limited to 0.98% of the Fund’s average daily net assets per the operating expenses limitation agreement.  Effective January 1, 2015, Pacific Income Advisers, Inc., the Fund’s adviser, has also voluntarily agreed to limit the Fund’s aggregate annual operating expenses to 0.73% of average daily net assets.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/15	Value 11/30/15	Period 6/1/15 – 11/30/15*
Actual	$1,000.00	$ 959.00	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.70

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.73%.

4

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2015
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

5

PIA High Yield Fund
Schedule of Investments – November 30, 2015

Principal Amount		Value

CORPORATE BONDS 92.3%

Aerospace/Defense 3.5%
	Gencorp, Inc.
$1,150,000	7.125%, due 3/15/21	$1,203,187
	Kratos Defense &
	Security Solutions, Inc.
1,538,000	7.00%, due 5/15/19	1,084,290
	LMI Aerospace, Inc.
800,000	7.375%, due 7/15/19	788,000
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22	1,036,875
		4,112,352

Auto Parts Manufacturing 0.7%
	Nexteer Automotive
	Group Ltd.
850,000	5.875%, due 11/15/21 (b)	875,500

Automotive 1.3%
	Affinia Group, Inc.
1,500,000	7.75%, due 5/1/21	1,560,000

Basic Chemical Manufacturing 0.3%
	Platform Specialty
	Products Corp.
460,000	6.50%, due 2/1/22 (b)	402,500

Biotechnology 0.9%
	Concordia Healthcare Corp.
1,250,000	7.00%, due 4/15/23 (b)	1,081,250

Building Materials 2.7%
	American Builders &
	Contractors Supply Co., Inc.
450,000	5.625%, due 4/15/21 (b)	459,000
	Associated Asphalt Partners LLC
820,000	8.50%, due 2/15/18 (b)	826,150
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18	653,906
	USG Corp.
500,000	5.875%, due 11/1/21 (b)	527,500
750,000	5.50%, due 3/1/25 (b)	770,625
		3,237,181

Casinos and Gaming 0.5%
	MGM Resorts International
600,000	6.00%, due 3/15/23	595,875

Chemical and Allied Products
Merchant Wholesalers 1.2%
	Univar USA, Inc.
1,450,000	6.75%, due 7/15/23 (b)	1,404,687

Chemicals 9.3%
	Consolidated Energy
	Finance SA
650,000	6.75%, due 10/15/19 (b)	628,875
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)	601,500
	H.I.G. BBC Intermediate
	Holdings Corp.
150,000	10.50%, due 9/15/18 (b)	142,875
	Hexion U.S. Finance Corp.
1,370,000	6.625%, due 4/15/20	1,000,100
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)	699,125
	Kissner Milling Company Ltd.
1,000,000	7.25%, due 6/1/19 (b)	1,005,000
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19	625,037
	LSB Industries, Inc.
1,450,000	7.75%, due 8/1/19	1,254,250
	Momentive Performance
	Materials, Inc.
165,000	3.88%, due 10/24/21	106,425
	Nexeo Solutions LLC
1,500,000	8.375%, due 3/1/18	1,387,500
	Omnova Solutions, Inc.
976,000	7.875%, due 11/1/18 (c)	973,560

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Chemicals 9.3% (Continued)
	Rentech Nitrogen Partners L.P.
$900,000	6.50%, due 4/15/21 (b)	$897,750
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)	157,500
	Trinseo Materials
	Operating S.C.A.
1,000,000	6.75%, due 5/1/22 (b)	998,750
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20	504,375
		10,982,622
Commercial and Service Industry
Machinery Manufacturing 0.7%
	ATS Automation
	Tooling Systems, Inc.
750,000	6.50%, due 6/15/23 (b)	766,875

Communications Equipment
Manufacturing 0.3%
	Plantronics, Inc.
340,000	5.50%, due 5/31/23 (b)	346,800

Construction Machinery 2.8%
	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22	1,481,025
	Jurassic Holdings III
1,700,000	6.875%, due 2/15/21 (b)	1,054,000
	NES Rentals Holding, Inc.
750,000	7.875%, due 5/1/18 (b)	727,500
		3,262,525
Consumer Cyclical Services 3.1%
	APX Group, Inc.
175,000	6.375%, due 12/1/19	167,781
1,060,000	8.75%, due 12/1/20	879,800
	GEO Group, Inc.
950,000	5.875%, due 1/15/22	941,688
	Reliance Intermediate Holdings
670,000	6.50%, due 4/1/23 (b)	698,475
	West Corp.
1,110,000	5.375%, due 7/15/22 (b)	1,011,488
		3,699,232

Consumer Products 2.0%
	Acco Brands Corp.
500,000	6.75%, due 4/30/20	525,000
	Alphabet Holdings Co.
500,000	7.75%, due 11/1/17	490,000
	Central Garden & Pet Co.
440,000	6.125%, due 11/15/23	447,700
	Prestige Brands Inc.
875,000	5.375%, due 12/15/21 (b)	848,750
		2,311,450

Consumer Services 1.6%
	Modular Space Corp.
850,000	10.25%, due 1/31/19 (b)	412,250
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22	660,875
	United Rentals
	(North America), Inc.
300,000	6.125%, due 6/15/23	314,250
500,000	5.75%, due 11/15/24	507,810
		1,895,185

Containers & Packaging 1.1%
	PaperWorks Industries, Inc.
1,290,000	9.50%, due 8/15/19 (b)	1,270,650

Converted Paper
Product Manufacturing 0.5%
	Sealed Air Corp.
540,000	5.125%, due 12/1/24 (b)	554,850

Distributors 0.6%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	195,000
500,000	6.75%, due 1/15/22	452,500
		647,500

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Diversified Manufacturing 2.5%
	Constellation Enterprises LLC
$375,000	10.625%, due 2/1/16 (b)	$241,875
	Griffon Corp.
1,100,000	5.25%, due 3/1/22	1,060,125
	Optimas OE Solutions, Inc.
500,000	8.625%, due 6/1/21 (b)	475,000
	WESCO Distribution, Inc.
1,250,000	5.375%, due 12/15/21	1,200,000
		2,977,000

Electric 0.5%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23	642,875

Entertainment Resources 1.1%
	Live Nation Entertainment, Inc.
580,000	5.375%, due 6/15/22 (b)	588,700
	Regal Entertainment Group
750,000	5.75%, due 3/15/22	764,063
		1,352,763
Environmental 1.3%
	Casella Waste Systems, Inc.
1,460,000	7.75%, due 2/15/19	1,474,600

Finance 0.3%
	National Financial Partners Corp.
400,000	9.00%, due 7/15/21 (b)	385,500

Food and Beverage 3.0%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)	373,700
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22	718,138
	Dean Foods Co.
1,200,000	6.50%, due 3/15/23 (b)	1,239,000
	Pilgrim’s Pride Corp.
1,140,000	5.75%, due 3/15/25 (b)	1,125,750
		3,456,588
Gaming 0.7%
	Scientific Games Corp.
1,035,000	8.125%, due 9/15/18	828,000

Healthcare 0.8%
	Examworks Group, Inc.
1,000,000	5.625%, due 4/15/23	998,750

Industrial – Other 4.7%
	Cleaver-Brooks, Inc.
1,000,000	8.75%, due 12/15/19 (b)	975,000
	Liberty Tire
	Recycling Holdco, LLC
452,071	11.00%, due
	3/31/21 (b) (e) (f)	316,450
	Safway Group Holding LLC
1,250,000	7.00%, due 5/15/18 (b)	1,268,750
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	468,000
	Stonemor Partners LP
1,200,000	7.875%, due 6/1/21	1,245,000
	Zachry Holdings, Inc.
1,275,000	7.50%, due 2/1/20 (b)	1,281,375
		5,554,575

Machinery Manufacturing 0.5%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)	571,300

Manufactured Goods 0.6%
	Gates Global LLC
1,000,000	6.00%, due 7/15/22 (b)	740,000

Media Entertainment 0.6%
	Nielsen Finance LLC
680,000	5.00%, due 4/15/22 (b)	678,300

Media Non-Cable 1.9%
	CBS Outdoor Americas
	Capital, LLC
960,000	5.625%, due 2/15/24	992,400

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Media Non-Cable 1.9% (Continued)
	Radio One, Inc.
$830,000	9.25%, due 2/15/20 (b)	$684,750
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	615,000
		2,292,150
Medical Equipment & Devices 0.5%
	Sterigenics-Nordion
	Holdings, LLC
610,000	6.50%, due 5/15/23 (b)	612,288

Medical Equipment and
Devices Manufacturing 0.4%
	Mallinckrodt International
	Finance S.A.
560,000	5.625%, due 10/15/23 (b)	485,800

Medical Equipment and
Supplies Manufacturing 0.6%
	Vista Outdoor, Inc.
620,000	5.875%, due 10/1/23 (b)	640,150

Metals and Mining 3.1%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	603,500
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	191,250
	Emeco Pty Limited
600,000	9.875%, due 3/15/19 (b)	348,000
	Graftech International Ltd.
640,000	6.375%, due 11/15/20	310,400
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)	369,000
500,000	8.25%, due 1/15/21 (b)	387,500
	Suncoke Energy, Inc.
4,000	7.625%, due 8/1/19	4,043
300,000	7.375%, due 2/1/20 (b)	238,500
450,000	7.375%, due 2/1/20 (b)	357,750
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)	840,750
		3,650,693
Motor Vehicle and Motor Vehicle Parts
and Supplies Merchant Wholesalers 1.2%
	ZF North America Capital Inc.
1,440,000	4.75%, due 4/29/25 (b)	1,396,354

Navigational, Measuring,
Electromedical, and Control
Instruments Manufacturing 0.0%
	Hologic, Inc.
40,000	5.25%, due 7/15/22 (b)	41,750

Oil & Gas 0.4%
	FTS International, Inc.
360,000	7.837%, due 6/15/20 (b) (c)	267,534
480,000	6.25%, due 5/1/22	146,400
		413,934
Oil Field Services 2.3%
	CHC Helicopter SA
450,000	9.25%, due 10/15/20	218,250
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)	282,487
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)	170,500
	Shale-Inland Holdings LLC
1,530,000	8.75%, due 11/15/19 (b)	1,109,250
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)	941,250
		2,721,737

Packaging 4.0%
	AEP Industries, Inc.
1,006,000	8.25%, due 4/15/19	1,033,665
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)	499,375
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)	829,350
	Coveris Holdings S.A.
1,400,000	7.875%, due 11/1/19 (b)	1,302,000
	Dispensing Dynamics
	International, Inc.
500,000	12.50%, due 1/1/18 (b)	482,500

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Packaging 4.0% (Continued)
	Mustang Merger Corp.
$410,000	8.50%, due 8/15/21 (b)	$432,796
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20	113,025
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	52,687
		4,745,398
Paper 7.2%
	Cascades, Inc.
790,000	5.50%, due 7/15/22 (b)	767,287
480,000	5.75%, due 7/15/23 (b)	459,600
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23	979,200
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)	792,000
	Mercer International, Inc.
1,450,000	7.75%, due 12/1/22	1,515,250
	Neenah Paper, Inc.
900,000	5.25%, due 5/15/21 (b)	889,875
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	342,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20	401,000
	Rayonier A.M. Products, Inc.
1,200,000	5.50%, due 6/1/24 (b)	891,000
	Xerium Technologies, Inc.
1,440,000	8.875%, due 6/15/18	1,449,900
		8,487,112

Petroleum and Petroleum Products
Merchant Wholesalers 0.6%
	Sunoco LP
260,000	5.50%, due 8/1/20 (b)	264,550
380,000	6.375%, due 4/1/23 (b)	386,650
		651,200
Pharmaceutical and
Medicine Manufacturing 0.2%
	Endo Finance LLC &
	Endo Finco, Inc.
170,000	5.375%, due 1/15/23 (b)	161,500
	Endo Finance LLC/
	Endo Ltd./Endo Finco, Inc.
40,000	6.00%, due 7/15/23 (b)	38,700
		200,200

Pharmaceuticals 0.4%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)	504,062

Pipelines 1.8%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22	632,700
	Rose Rock Midstream, L.P.
1,000,000	5.625%, due 7/15/22	845,000
	Summit Midstream
	Holdings, LLC
10,000	7.50%, due 7/1/21	9,550
700,000	5.50%, due 8/15/22	605,500
		2,092,750

Plastics Product Manufacturing 0.9%
	Berry Plastics Corp.
1,040,000	5.125%, due 7/15/23	1,014,000

Printing and Related
Support Activities 0.8%
	Multi-Color Corp.
950,000	6.125%, due 12/1/22 (b)	953,563

Publishing and Broadcasting 1.3%
	Media General
	Financing Sub, Inc.
1,490,000	5.875%, due 11/15/22 (b)	1,497,450

Railroad 0.7%
	Watco Companies, Inc.
800,000	6.375%, due 4/1/23 (b)	800,000

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Schedule of Investments – November 30, 2015 (continued)

Principal Amount		Value

Resin, Synthetic Rubber, and
Artificial Synthetic Fibers and
Filaments Manufacturing 1.3%
	PolyOne Corp.
$1,500,000	5.25%, due 3/15/23	$1,492,500

Retail – Consumer Discretionary 1.5%
	Beacon Roofing Supply, Inc.
780,000	6.375%, due 10/1/23 (b)	817,050
	Hillman Company, Inc.
1,000,000	6.375%, due 7/15/22 (b)	895,000
		1,712,050

Retailers 0.8%
	Rent-A-Center, Inc.
1,100,000	6.625%, due 11/15/20	962,500

Scientific Research and
Development Services 1.1%
	Horizon Pharma Financial, Inc.
1,260,000	6.625%, due 5/1/23 (b)	1,089,900
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)	221,650
		1,311,550

Software and Services 3.3%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)	151,875
1,350,000	6.125%, due 11/1/23 (b)	1,365,187
	Ensemble S Merger Sub, Inc.
1,200,000	9.00%, due 9/30/23 (b)	1,195,500
	Italics Merger Sub, Inc.
1,170,000	7.125%, due 7/15/23 (b)	1,126,125
		3,838,687

Software Publishers 0.8%
	SS&C Technologies Holdings, Inc.
860,000	5.875%, due 7/15/23 (b)	894,400

Technology 1.5%
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)	211,125
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22	1,089,000
	First Data Corp.
500,000	8.25%, due 1/15/21 (b)	523,125
		1,823,250
Transportation and Logistics 0.6%
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21	715,313

Transportation Services 1.5%
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)	763,125
	OPE KAG Finance Sub, Inc.
1,025,000	7.875%, due 7/31/23 (b)	1,054,469
		1,817,594

Wireline Telecommunications Services 1.0%
	Consolidated Communications
850,000	6.50%, due 10/1/22	728,875
	Zayo Group LLC
460,000	6.375%, due 5/15/25 (b)	440,450
		1,169,325

Wirelines 0.9%
	Frontier Communications Corp.
770,000	9.25%, due 7/1/21	755,562
355,000	7.125%, due 1/15/23	300,863
		1,056,425
Total Corporate Bonds
(cost $116,919,761)		108,661,470

EXCHANGE-TRADED FUNDS 4.4%
50,000	iShares iBoxx $ High
	Yield Corporate Bond ETF	4,152,500
30,000	SPDR Barclays High
	Yield Bond ETF	1,060,800
Total Exchange-Traded Funds
(cost $5,427,600)		5,213,300

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Schedule of Investments – November 30, 2015 (continued)

Shares		Value

COMMON STOCKS 0.0%

Industrial – Other 0.0%
21,500	Liberty Tire Recycling
	Holdco, LLC (e) (f) (g)	$10,000
Total Common Stocks
(cost $12,688)		10,000
RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (d) (e)	—

SHORT-TERM INVESTMENTS 1.3%
1,525,984	Invesco STIT – Prime
	Portfolio – Institutional
	Class, 0.08% (a)	1,525,984

Total Short-Term Investments
(cost $1,525,984)		1,525,984

Total Investments
(cost $123,886,033)	98.0%	115,410,754
Other Assets less Liabilities	2.0%	2,338,225
TOTAL NET ASSETS	100.0%	$117,748,979

ETF – Exchanged-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of November 30, 2015.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2015, the value of these investments was $63,334,277 or 53.8% of total net assets.

(c)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2015.
(d)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of November 30, 2015, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(f)	Security is considered illiquid. As of November 30, 2015, the value of these investments was $326,450 or 0.3% of total net assets.
(g)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2015

Assets:
Investments in securities, at value (cost $123,886,033)	$115,410,754
Receivable for fund shares sold	391,887
Interest receivable	2,158,449
Prepaid expenses	23,752
Total assets	117,984,842

Liabilities:
Payable to investment adviser	28,811
Payable for fund shares redeemed	152,376
Administration fees	7,964
Transfer agent fees and expenses	1,449
Fund accounting fees	12,441
Audit fees	19,188
Chief Compliance Officer fee	1,023
Shareholder reporting	9,987
Accrued expenses	2,624
Total liabilities	235,863
Net Assets	$117,748,979

Net Assets Consist of:
Paid-in capital	$126,474,994
Undistributed net investment income	123,405
Accumulated net realized loss on investments	(374,141)
Net unrealized depreciation on investments	(8,475,279)
Net Assets	$117,748,979

Net Asset Value, Offering Price and Redemption Price Per Share	$9.67

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	12,174,628

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2015

Investment Income:
Interest	$6,989,373
Dividends	154,497
Total investment income	7,143,870

Expenses:
Investment advisory fees (Note 4)	590,241
Transfer agent fees and expenses (Note 4)	134,655
Fund accounting fees (Note 4)	78,522
Administration fees (Note 4)	48,861
Registration fees	35,300
Audit fees	20,025
Custody fees (Note 4)	14,329
Reports to shareholders	13,808
Trustees’ fees	10,309
Legal fees	7,658
Chief Compliance Officer fee (Note 4)	7,636
Insurance	3,298
Miscellaneous	4,272
Total expenses	968,914
Less: Fee waiver by adviser (Note 4)	(176,766)
Net expenses	792,148
Net investment income	6,351,722

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(329,598)
Net change in unrealized depreciation on investments	(8,099,703)
Net loss on investments	(8,429,301)
Net decrease in net assets resulting from operations	$(2,077,579)

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	November 30,	November 30,
	2015	2014
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$6,351,722	$4,412,652
Net realized gain/(loss) on:
Investments	(329,598)	430,206
Swap contracts	—	1,217
Net change in unrealized depreciation on investments	(8,099,703)	(1,938,946)
Net increase/(decrease) in net assets resulting from operations	(2,077,579)	2,905,129

Distributions Paid to Shareholders:
Distributions from net investment income	(6,327,177)	(4,380,481)
Distributions from net realized gains	(459,047)	(654,938)
Total distributions paid to shareholders	(6,786,224)	(5,035,419)

Capital Share Transactions:
Proceeds from shares sold	71,238,882	51,001,020
Distributions reinvested	4,241,838	2,782,068
Payment for shares redeemed	(37,473,663)	(24,704,217)
Net increase in net assets from capital share transactions	38,007,057	29,078,871
Total increase in net assets	29,143,254	26,948,581

Net Assets, Beginning of Year	88,605,725	61,657,144
Net Assets, End of Year	$117,748,979	$88,605,725
Includes Undistributed Net Investment Income of	$123,405	$98,949

Transactions in Shares:
Shares sold	6,990,805	4,759,633
Shares issued on reinvestment of distributions	419,912	260,418
Shares redeemed	(3,696,949)	(2,309,964)
Net increase in shares outstanding	3,713,768	2,710,087

The accompanying notes are an integral part of these financial statements.

15

PIA High Yield Fund
Financial Highlights

					December 31,
	Year	Year	Year	Year	2010	*
	Ended	Ended	Ended	Ended	through
	November 30,	November 30,	November 30,	November 30,	November 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.47	$10.72	$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.60	0.59	0.65	0.65	0.45
Net realized and unrealized gain/(loss)
on investments and swap contracts	(0.75)	(0.14)	0.27	0.73	(0.21)
Total from investment operations	(0.15)	0.45	0.92	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.60)	(0.59)	(0.66)	(0.67)	(0.44)
Distributions from net realized gains	(0.05)	(0.11)	(0.05)	—	—
Total distributions	(0.65)	(0.70)	(0.71)	(0.67)	(0.44)

Net asset value, end of period	$9.67	$10.47	$10.72	$10.51	$9.80

Total Return	-1.49%	4.26%	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$117,749	$88,606	$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and
expense reimbursements	0.75%^	0.98%	0.98%	0.98%	0.98	%+
Before fee waivers and
expense reimbursements	0.91%	1.00%	1.10%	1.30%	3.03	%+
Ratio of net investment
income to average net assets:
Net of fee waivers and
expense reimbursements	5.99%	5.62%	6.22%	6.55%	5.67	%+
Before fee waivers and
expense reimbursements	5.83%	5.60%	6.10%	6.23%	3.62	%+
Portfolio turnover rate	26%	31%	33%	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective January 1, 2015, the expense cap was reduced from 0.98% to 0.73%.

The accompanying notes are an integral part of these financial statements.

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class (formerly known as the Investor Class – See Note 9).  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.
17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015 (continued)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2015, the Fund decreased undistributed net investment income by $89 and decreased accumulated net realized loss by $89.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015 (continued)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015 (continued)

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2015, the Fund held investments in illiquid securities with a total value of $326,450 or 0.3% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2015, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$108,345,020	$316,450	$108,661,470
Total Fixed Income	—	108,345,020	316,450	108,661,470
Exchange-Traded Funds	5,213,300	—	—	5,213,300
Common Stocks
Wholesale Trade	—	—	10,000	10,000
Total Common Stocks	—	—	10,000	10,000
Short-Term Investments	1,525,984	—	—	1,525,984
Total Investments	$6,739,284	$108,345,020	$326,450	$115,410,754

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2015, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.
20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015 (continued)

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2014	$—	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	10,000	316,450
Balance as of November 30, 2015	$10,000	$316,450

On March 10, 2015, the Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire bond, due 2021 utilizing a single broker quote and fair valued the common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quote would have a direct change on the fair value of the bond.  If the financial condition of Liberty Tire were to deteriorate, the value of the common stock would likely decrease.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  Effective January 1, 2015, the Fund pays fees calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  Prior to January 1, 2015, the Fund paid fees at the annual rate of 0.65% of the Fund’s average daily net assets.  For the year ended November 30, 2015, the Fund incurred $590,241 in advisory fees.
21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015 (continued)

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  Effective January 1, 2015, the Adviser has also voluntarily agreed to limit the Fund’s aggregate annual operating expenses to 0.73% of average daily net assets (the “temporary expense limitation”).  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2015, the Adviser contractually reduced its fees in the amount of $3,426.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $79,194 at November 30, 2015.  The contractual fee waiver and the temporary expense limitation will remain in effect through at least March 28, 2016, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2016	$57,885
2017	17,883
2018	3,426
$79,194

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the year ended November 30, 2015, the Fund incurred $48,861 in administration fees.

USBFS also serves as the fund accountant and transfer agent to the Fund.  For the year ended November 30, 2015, the High Yield Fund incurred $78,522 in fund accounting fees and $84,414 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended November 30, 2015, the Fund incurred $14,329 in custody fees.

For the year ended November 30, 2015, the Fund was allocated $7,636 of the Chief Compliance Officer fee.

At November 30, 2015, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the amount of $7,964, $12,441, $0, $1,023, and $0, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.
22

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015 (continued)

Certain officers of the Fund are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2015, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $66,912,601 and $26,109,127. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2015.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Fund did not hold derivative instruments during the year ended November 30, 2015.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2015 and November 30, 2014 was as follows:

	Year Ended	Year Ended
	November 30, 2015	November 30, 2014
Ordinary income	$6,462,360	$4,543,166
Long-term capital gains	323,864	492,253

23

PIA High Yield Fund
Notes to Financial Statements – November 30, 2015 (continued)

As of November 30, 2015, the components of capital on a tax basis were as follows:

Cost of investments (a)	$123,935,762
Gross unrealized appreciation	720,672
Gross unrealized depreciation	(9,245,680)
Net unrealized depreciation (a)	(8,525,008)
Undistributed ordinary income	123,405
Undistributed long-term capital gain	—
Total distributable earnings	123,405
Other accumulated gains/(losses)	(324,412)
Total accumulated earnings/(losses)	$(8,726,015)

(a) The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to wash sales.

At November 30, 2015, the Fund had tax short-term capital losses, which may be carried over indefinitely to offset future gains of $324,412.

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2015, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund.  For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2015 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The Fund designated 2.09% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

On December 29, 2015, the High Yield Fund distributed $0.06105193 per share of net investment income.

Note 9 – Class Name Change (Unaudited)
Effective at the close of business on December 31, 2014, the Investor class shares were re-designated as Institutional class shares.
24

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2015 by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA High Yield Fund as of November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2016

25

PIA High Yield Fund
Notice to Shareholders – November 30, 2015
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.
26

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
			Principal	Portfolios in	Directorships
		Term of Office	Occupation	Fund Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term	Director, Alpha Gamma	6	Trustee,
(age 69)		since	Delta Housing		Advisors Series
615 E. Michigan Street		March 2014.	Corporation (collegiate		Trust (for series
Milwaukee, WI 53202			housing management)		not affiliated
			(2012 to present); Trustee		with the Funds);
			and Chair (2000 to 2012),		Independent
			New Covenant Mutual		Trustee from
			Funds (1999-2012);		1999 to 2012,
			Director and Board Member,		New Covenant
			Alpha Gamma Delta		Mutual Funds.
Foundation (philanthropic
organization) (2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 79)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(26 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 81)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

27

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
			Principal	Portfolios in	Directorships
		Term of Office	Occupation	Fund Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 76)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).
Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 68)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 68)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 48)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 54)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 44)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 45)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

28

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 58)	Chief	since	(February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp
(age 50)		since	Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		September 2015.
Milwaukee, WI 53202

Emily R. Enslow, Esq.	Assistant	Indefinite term	Assistant Vice President, U.S. Bancorp Fund Services, LLC
(age 29)	Secretary	since	(July 2013 to present); Proxy Voting Coordinator and Class
615 E. Michigan Street		September 2015.	Action Administrator, Artisan Partners Limited Partnership
Milwaukee, WI 53202			(September 2012 – July 2013); Legal Internship, Artisan Partners
Limited Partnership (February 2012 – September 2012);
J.D. Graduate, Marquette University Law School (2009-2012).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2015, the Trust was comprised of 46 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund, the PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.
29

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2015	FYE 11/30/2014
Audit Fees	$63,600	$61,600
Audit-Related Fees	N/A	N/A
Tax Fees	$13,200	$12,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2015	FYE 11/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2015	FYE 11/30/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/4/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/4/16

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 2/4/16

* Print the name and title of each signing officer under his or her signature.